[PERFORMANCE FUNDS LOGO]

July 1, 2000

Dear Shareholder:

     We are pleased to present you the Performance Funds' eighth annual report for the fiscal year ended May 31, 2000. The Performance Funds are comprised of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Small Cap Equity Fund, individually a "Fund" and collectively the "Funds." All funds are managed by Trustmark National Bank.

ECONOMIC REVIEW

     The Funds' fiscal year ended May 31, 2000 as the U.S. economy, now in its tenth consecutive year of expansion, entered the new millennium with considerable momentum. The U.S. economy's continued strength can be attributed to a number of long-run factors: higher underlying potential growth, the continuing lagged impact of the long bull rally in the stock market, technology-driven investment spending, and strong overseas growth. Adding to this strength in the near-term has been the Federal Reserve's (the "Fed") Y2K liquidity injection, strong tax refunds, and a burst of government spending.

     The explosive growth in the economy has made the rosy budget outlook even better. Because major federal government policy changes are unlikely until fiscal year 2002, the budget surplus could surge to as much as $250 billion in 2001. Three factors have combined to drive the budget into surplus: 1) BUDGET DISCIPLINE -- outlays have grown at a moderate pace over the last four years, 2) STRONG ECONOMY -- Gross Domestic Product(1) (the "GDP") has been growing at 5% annually, driving up revenues, and 3) REVENUE WINDFALL -- revenues have grown faster than GDP, reflecting rapid growth in profits, the stock market, and incomes for people in high tax brackets. The good budget news will encourage the Treasury to keep cutting debt, which it commenced last March.

     Following its May, 1999 policy meeting, the Fed announced its "tightening bias" citing that improved foreign economic prospects, a tight labor market, and continued consumer demand raised concerns that "financial conditions may no longer be consistent with containing inflation." The Fed has delivered on its message by raising the Fed funds rate over the past year from 4.75% to 6.50% through its May, 2000 meeting. Inflation (as measured by Consumer Price Index(2) during this period) is currently 3.1% after being as high as 3.7% at the end of March this year, well above its 2.1% reading just a year ago.

     On the following pages you will find a detailed discussion of each Fund's performance. As always, we appreciate your support, welcome your comments, and encourage you to talk with your investment representative should you have any questions about your funds.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi
Chairman of the Board
------------

Trustmark Bank provides investment advisory services and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

(1) The Gross Domestic Product is the measure of the market value of goods and services produced by labor and property in the United States.
(2) The Consumer Price Index is a measure of the average change in prices, over time, of a fixed market basket of goods.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC. THERE IS NO BANK GUARANTEE. MUTUAL FUNDS MAY LOSE VALUE. THE VIEWS EXPRESSED IN THIS SHAREHOLDER LETTER REFLECT THOSE OF THE CHAIRMAN OF THE BOARD THROUGH THE YEAR ENDED MAY 31, 2000. THE CHAIRMAN OF THE BOARD'S VIEWS ARE SUBJECT TO CHANGE BASED ON THE MARKET AND OTHER CONDITIONS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PORTFOLIO REVIEW

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
THE MONEY MARKET FUND

     The Money Market Fund (the "Fund") provided investors with a return of 5.38% (Institutional Class Shares)* and 5.12% (Class A Shares)* for the year ended May 31, 2000. During this period, the 7-day yield of the Institutional Class Shares fluctuated between a high yield of 5.96% on May 31, 2000 and a low yield of 4.67% on June 10, 1999. During this period, the Fed raised the target rate for Fed Funds six times from a low rate of 4.75% to the current 6.50% rate. As interest rates adjusted to the hostile Fed environment, the Fund has been a beneficiary of higher rates in the short end of the market. These interest rate moves by the Fed were in response to the continued growth in the U.S. economy which expanded at around 5% for the past 12 months. These conditions should continue to benefit the shareholders of the Fund for the coming six to twelve months. As long as the Fed is in a restrictive mode, short term rates will be attractive for the Fund.

     The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency obligations, bankers' acceptances, commercial paper, and repurchase agreements.** The Fund is considered a first tier Fund as a result of the high quality holdings per the respective ratings from Standard and Poor's (A-1 or A-1+) and Moody's (P1).

                                          Signed,

                                          /s/ Kelly J. Collins

                                          Kelly J. Collins
                                          Trust Investment Officer
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

  * The total return set forth reflects the waiver of a portion of the Fund's fees. Without the waivers of these fees, the total return for the period would have been lower.
 **  Portfolio composition is subject to change.

An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will be in the future.

The views expressed in this report reflect those of the portfolio manager through the year ended May 31, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PORTFOLIO REVIEW

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
THE SHORT TERM GOVERNMENT INCOME FUND

     The Short Term Government Income Fund (the "Fund") provided shareholders with a return of 3.94% (Institutional Class Shares), 3.68% (Class A
Shares -- excluding sales charge) and 0.60% (Class A Shares -- including sales charge(1)) during the year ended May 31, 2000. Share price for the Institutional Class Shares closed at $9.66 this reporting period, with a high of $9.80, and a low of $9.63, during the fiscal year. This range of fluctuation is consistent with the change in interest rates during this time period as measured by U.S. Treasury rates.

     The Fund continues to try and capture the incremental yield available in the short end of the U.S. fixed income securities market. Over the past twelve months, interest rates have risen about 100 basis points in this sector of the market and the Fund continues to add these higher yielding bonds to the portfolio. Going forward, shareholders of the Fund should benefit from these additions as well as the Fund's continuing efforts to control price volatility. The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities and high-grade corporate and municipal issues.*

                                          Signed,

                                          /s/ Kelly J. Collins

                                          Kelly J. Collins
                                          Trust Investment Officer
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The total return for Class A Shares -- including sales charge, listed above reflects the maximum sales charge of 3.00%.
  *  Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager through the year ended May 31, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                     THE SHORT TERM GOVERNMENT INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 2000)

                                                                                                         LEHMAN BROTHERS 1-3 YR.
                                                     CLASS A SHARES*          INSTITUTIONAL SHARES           GOV'T./CORP.(1)
                                                     --------------           --------------------       ----------------------
6/92                                                       9700                       10000                       10000
11/92                                                     10016                       10326                       10322
5/93                                                      10346                       10673                       10684
11/93                                                     10542                       10889                       10938
5/94                                                      10474                       10832                       10900
11/94                                                     10548                       10923                       11016
5/95                                                      11113                       11522                       11701
11/95                                                     11474                       11912                       12141
5/96                                                      11600                       12057                       12319
11/96                                                     12042                       12532                       12854
5/97                                                      12232                       12745                       13136
11/97                                                     12653                       13199                       13620
5/98                                                      13025                       13604                       14050
11/98                                                     13448                       14063                       14612
5/99                                                      13586                       14225                       14792
11/99                                                     13805                       14473                       15089
5/00                                                      14086                       14787                       15388

-------------------------------------------------------------
                       CLASS A SHARES
                 AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------
                                                   INCEPTION
                            1 YEAR      5 YEAR     (6/1/92)
-------------------------------------------------------------
 Without Sales Charge        3.68%       4.86%       4.78%
-------------------------------------------------------------
 With Sales Charge*          0.60%       4.23%       4.38%
-------------------------------------------------------------

                     * Reflects the maximum sales charge of 3.00%

--------------------------------------------------------------
                     INSTITUTIONAL SHARES
                 AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------
                                               INCEPTION
       1 YEAR               5 YEAR              (6/1/92)
--------------------------------------------------------------
        3.94%                5.12%                5.01%
--------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1)  The charts above represent a comparison of a hypothetical
     $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Lehman Brothers 1-3 Year
     Government/Corporate Index (the "Index"). The Index is unmanaged and is comprised of investment-grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1-3 years. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
     Investors cannot invest directly in an index although they can invest in the underlying securities.

PORTFOLIO REVIEW

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

     To understand the bond market environment over the last year, we must look at the economic events beginning in June 1998. The Fed, at that time, was posturing for a rate increase because of our full capacity and an overheating economy. It would be a full year before they actually moved rates, mainly due to a financial crisis in Asia, Russia, and South America. This crisis sent global investors looking for safety in U.S. Dollar denominated securities, mainly U.S. Treasury securities. Therefore, in spite of a rapidly growing domestic economy, and repeated warnings by the Fed, interest rates dropped to 30 year lows near the end of 1998. The bond market was being stretched by huge contradictory forces -- strong demand for the U.S. Dollar that was forcing rates down, and a Hawkish Fed which wanted rates higher to control the exuberant economy.

     By the end of 1998 and the early part of 1999, the global financial crisis had begun to wane, and demand for the U.S. Dollar waned with it. Global investors liquidated Treasury and U.S. Dollar denominated bonds at an alarming rate, subsequently driving up rates 150 basis points from their lows, and back to levels seen in June 1998 when these events began to reveal themselves. Bond investors at May 31, 1999 were now sitting at rate levels they had experienced just one year prior, yet had traveled through a vicious down/up 150 basis point rate cycle. Enter Alan Greenspan and the Federal Open Market Committee, which you remember had been threatening rate increases for over a year. The Fed made its first attack at the new economy in June 1999, right at the start of this reporting period. Since then, and through May 31, 2000, the Fed raised the Fed Funds rate 6 times for a total of 175 basis points.

     In general, intermediate interest rates rose over 100 basis points since May 31, 1999, and over 200 basis points since the lows of 1998. Share price for the Institutional Class Shares closed at $9.58 this reporting period, with a high of $10.05, and low of $9.47 during the fiscal year. It is refreshing to know, that in spite of this period overlapping part of the second worst bond market in over 30 years, and the subsequent share price volatility, dividend income was sufficient to provide shareholders with slightly above break-even returns. Institutional Class Shares returned 0.71%* and Class A Shares (excluding sales charge)(1) returned 0.45%* for the year ended May 31, 2000.

     We now see a whole new light shining on the bond market. Yes, the Fed is still threatening, but we currently see no more than 50-75 basis points in increases ahead of us (25 basis point increase only is still a possibility). It takes time for the effect of rate increases to filter through the economy, sometimes 12 to 18 months. The Fed began to move a year ago, but didn't really hit pay dirt until the moves to 6.00% and 6.50% in the last two months. Recent signs are telling us that the higher rates are already affecting parts of the economy. We believe that the time to start accumulating bonds is near, in that the bond market will foresee the slowdown in the economy before it actually occurs. It may still be too early to predict an economic slowdown, however, it is not too early to start investing in good quality bond sectors which are now at extremely low prices left over from a tumultuous bear market. In our opinion, such bonds have excellent income opportunity which will carry an investor through short term price volatility, and possibly provide outstanding returns if the Fed is successful in squelching the new economy.

                                          Signed,

                                          /s/ Jonathan Rogers

                                          Jonathan Rogers, CFA
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The total returns for Class A shares -- including the sales charge of 5.25%, was -4.85% for the year ended May 31, 2000.
  * The total return set forth reflects the waiver of a portion of the Fund's fees. Without the waiver of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager through the year ended May 31, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 2000)

                                                                                                               LEHMAN BROTHERS
                                           CLASS A SHARES*      CLASS B SHARES***      INSTITUTIONAL SHARES     GOV'T/CORP(1)
                                           ---------------      -----------------      --------------------    ---------------
6/92                                           9475.00               10000.00               10000.00               10000.00
11/92                                          9921.00               10466.00               10466.00               10470.00
5/93                                          10671.00               11258.00               11255.00               11227.00
11/93                                         11124.00               11736.00               11759.00               11776.00
5/94                                          10680.00               11267.00               11304.00               11340.00
11/94                                         10566.00               11147.00               11197.00               11338.00
5/95                                          11646.00               12286.00               12356.00               12657.00
11/95                                         12233.00               12906.00               12995.00               13411.00
5/96                                          11926.00               12582.00               12685.00               13176.00
11/96                                         12696.00               13395.00               13521.00               14161.00
5/97                                          12753.00               13453.00               13600.00               14216.00
11/97                                         13535.00               14279.00               14451.00               15210.00
5/98                                          14048.00               14820.00               15017.00               15849.00
11/98                                         14787.00               15579.00               15826.00               16784.00
5/99                                          14345.00               15057.00               15387.00               16493.00
11/99                                         14276.00               14944.00               15333.00               16563.00
5/00                                          14409.00               15012.00               15496.00               16805.00

----------------------------------------------------------
                      CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------
                                                INCEPTION
                         1 YEAR      5 YEAR     (6/1/92)
----------------------------------------------------------
 Without Sales Charge      0.45%      4.35%       5.38%
----------------------------------------------------------
 With Sales Charge*       -4.85%      3.23%       4.67%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ------------------------------------------------------------------
                                                                                  CLASS B SHARES
                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                        ------------------------------------------------------------------
                                                                                                              INCEPTION
                                                                                  1 YEAR       5 YEAR***     (6/1/92)***
                                                        ------------------------------------------------------------------
                                                         Without CDSC             -0.30%          4.09%          5.21%
                                                        ------------------------------------------------------------------
                                                         With CDSC**              -5.06%          3.76%          5.21%
                                                        ------------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge
                                            (max. 5.00%) which varies with the
                                              length of time held.

-----------------------------------------------------------
                   INSTITUTIONAL SHARES
                AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------
                                             INCEPTION
      1 YEAR              5 YEAR             (6/1/92)
-----------------------------------------------------------
       0.71%               4.63%               5.63%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1)  The charts above represent a comparison of a hypothetical
     $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in Lehman Government/Corporate Bond Index (the
     "Index"). The Index is an unmanaged index that is comprised of investment-grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury.
     The debt issues all maintain maturities within a range of 1-10 years. The Index does not reflect the expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
     Investors cannot invest directly in an index, although they can invest in the underlying securities.
*** Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with Class B shares.
     Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.
     The total return set forth reflects the waiver of a portion of the Fund's fees. Without the waiver of these fees, total return for the period would have been lower.

PORTFOLIO REVIEW

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
THE LARGE CAP EQUITY FUND

     For the year ended May 31, 2000, the Large Cap Equity Fund, (the "Fund") Institutional Class Shares returned 5.35% while the S&P 500 Index(1) returned 10.48%.

     Again, we saw very good returns in the technology sector, with Cisco up 112% and Intel up 146%. The finance sector saw good performances from American Express, up 38%, Bank of New York up 38%, Citigroup up 46%, and Morgan Stanley Dean Witter up 57%. Issues in consumer related stocks continued to impact our returns on the negative side, including Gillette, down 34%, Procter and Gamble down 29% and Coca-Cola down 22%.

     We are still faced with more uncertainty as to the extent of rate increases by the Fed, which will fuel more sector rotation. However, our efforts and resources continue to be directed at security selection rather than market timing.

    LISTED BELOW ARE THE TEN LARGEST HOLDINGS IN THE FUND ON MAY 31, 2000*:

 1.  General Electric Company             4.80%
 2.  Intel Corporation                    4.54%
 3.  Cisco Systems, Inc.                  4.17%
 4.  Exxon-Mobil Corporation              3.06%
 5.  Microsoft Corporation                2.95%
 6.  Wal-Mart Stores, Inc.                2.70%
 7.  International Business Machines
     Corporation                          2.50%
 8.  Citigroup, Inc.                      2.44%
 9.  Merck & Company, Inc.                1.97%
10.  American International Group         1.92%

                                          Signed,

                                          /s/ Charles H. Windham, Jr.

                                          Charles H. Windham, Jr.
                                          Vice President & Trust Officer
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's 500 Stock Index (the "Index") is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services.
     Investors cannot invest directly in an index although they can invest in the underlying securities.
  * Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of May
     31, 2000.

The views expressed in this report reflect those of the portfolio manager through the year ended May 31, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                           THE LARGE CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2000)

                                          CLASS A SHARES*       CLASS B SHARES***      INSTITUTIONAL SHARES       S&P 500(1)
                                          ---------------       -----------------      --------------------       ----------
5/92                                           9475.00               10000.00               10000.00               10000.00
11/92                                         10138.00               10695.00               10695.00               10541.00
5/93                                          10841.00               11437.00               11448.00               11157.00
11/93                                         11408.00               12036.00               12061.00               11603.00
5/94                                          11150.00               11763.00               11802.00               11631.00
11/94                                         10978.00               11582.00               11635.00               11728.00
5/95                                          12830.00               13535.00               13615.00               13968.00
11/95                                         14743.00               15554.00               15665.00               16056.00
5/96                                          16475.00               17381.00               17526.00               17947.00
11/96                                         19044.00               20092.00               20284.00               20529.00
5/97                                          21212.00               22378.00               22619.00               23230.00
11/97                                         24245.00               25578.00               25885.00               26387.00
5/98                                          28044.00               29586.00               29976.00               30363.00
11/98                                         30215.00               31845.00               32346.00               32632.00
5/99                                          33069.00               34751.00               35445.00               36747.00
11/99                                         34988.00               36633.00               37554.00               39452.00
5/00                                          34749.00               36250.00               37344.00               40598.00

----------------------------------------------------------
                      CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------
                                                INCEPTION
                         1 YEAR      5 YEAR     (6/1/92)
----------------------------------------------------------
 Without Sales Charge      5.08%      22.05%      17.64%
----------------------------------------------------------
 With Sales Charge*       -0.44%      20.75%      16.85%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%

                                                        ----------------------------------------------------------
                                                                              CLASS B SHARES
                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                        ----------------------------------------------------------
                                                                                                       INCEPTION
                                                                                1 YEAR     5 YEAR***  (6/1/92)***
                                                        ----------------------------------------------------------
                                                         Without CDSC             4.31%      21.78%      17.47%
                                                        ----------------------------------------------------------
                                                         With CDSC**             -0.69%      21.69%      17.47%
                                                        ----------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

-----------------------------------------------------------
                   INSTITUTIONAL SHARES
                AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------
                                             INCEPTION
      1 YEAR              5 YEAR             (6/1/92)
-----------------------------------------------------------
       5.35%               22.36%              17.91%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1)  The charts above represent a comparison of a hypothetical
     $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's 500 Stock Index (the
     "Index"), which represents the U.S. stock market as a whole.
     The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
     Investors cannot invest directly in an index, although they can invest in the underlying securities.
*** Performance of the Class B shares, which commenced operations on 10/2/98, is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

PORTFOLIO REVIEW

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
THE MID CAP EQUITY FUND

     For the year ending May 31, 2000, the Mid Cap Equity Fund, (the "Fund") Institutional Class Shares returned 8.55% while the S&P MidCap 400(1) returned 21.51%. The Fund's returns were closely matching the benchmark until the final three months of the period when the market underwent a dramatic correction. Holdings in the technology, biotechnology, and communication sectors were particularly hard hit during the market turbulence and the Fund's relative performance subsequently suffered.

     For the year, companies in the Energy sector positively impacted returns. BJ Services increased 160%, Ensco International rallied 97%, and Smith International jumped 83%. Retailers such as Dollar Tree (up 77%), Tiffany & Company (up 48%), and Hannaford Brothers (up 41%) also contributed to the Fund's increase. On the downside Claire's Stores fell 30%, Kaydon Corp. retreated 29%, and Jones Apparel fell 13%. In the last three months of the period, over-weighted positions in Electronic Arts (-36%) and Comdisco (-33%) particularly affected the Fund's performance.

     We expect the market to continue trading in a choppy range as it slowly undergoes the repair process following the steep sell-off earlier in the year. On a brighter note, the bear market served to remove much of the excesses, valuations for most companies are quite reasonable, and corporate profits remain healthy.

      LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2000*:

 1.  American Power Conversion
     Corporation                          4.10%
 2.  Comdisco, Inc.                       3.76%
 3.  Stryker Corporation                  3.63%
 4.  Smith International, Inc.            2.81%
 5.  Edwards (A.G.) Inc.                  2.39%
 6.  Maxim Integrated Products, Inc.      2.37%
 7.  Jones Apparel Group, Inc.            2.07%
 8.  Ivax Corporation                     2.01%
 9.  Electronic Arts, Inc.                1.99%
10.  Energy East Corporation              1.79%

                                          Signed,

                                          /s/ Douglas H. Ralston

                                          Douglas H. Ralston, CFA
                                          Vice President
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's MidCap 400 Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services.
     Investors cannot invest directly in an index although they can invest in the underlying securities.
  * Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of May
     31, 2000.

The views expressed in this report reflect those of the portfolio manager through the year ended May 31, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                            THE MID CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2000)

                                          CLASS A SHARES*       CLASS B SHARES***      INSTITUTIONAL SHARES    S&P MID CAP 400(1)
                                          ---------------       -----------------      --------------------    ------------------
2/94                                           9475.00               10000.00               10000.00               10000.00
5/94                                           9128.00                9630.00                9634.00                9517.00
11/94                                          9050.00                9548.00                9563.00                9472.00
5/95                                          10683.00               11271.00               11301.00               10803.00
11/95                                         12445.00               13129.00               13180.00               12548.00
5/96                                          14182.00               14963.00               15037.00               13878.00
11/96                                         15525.00               16379.00               16480.00               14903.00
5/97                                          17349.00               18304.00               18439.00               16398.00
11/97                                         20259.00               21374.00               21556.00               18995.00
5/98                                          22002.00               23212.00               23446.00               21302.00
11/98                                         20317.00               21390.00               21664.00               20971.00
5/99                                          21714.00               22792.00               23196.00               23843.00
11/99                                         23292.00               24344.00               24918.00               25452.00
5/00                                          23509.00               24472.00               25180.00               28959.00

----------------------------------------------------------
                      CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------
                                                INCEPTION
                         1 YEAR      5 YEAR     (2/24/94)
----------------------------------------------------------
 Without Sales Charge     8.27%       17.09%      15.61%
----------------------------------------------------------
 With Sales Charge*       2.59%       15.82%      14.62%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%

                                                        ------------------------------------------------------------
                                                                               CLASS B SHARES
                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                        ------------------------------------------------------------
                                                                                                        INCEPTION
                                                                                1 YEAR     5 YEAR***   (2/24/94)***
                                                        ------------------------------------------------------------
                                                         Without CDSC            7.37%       16.77%       15.36%
                                                        ------------------------------------------------------------
                                                         With CDSC**             2.82%       16.56%       15.36%
                                                        ------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

-----------------------------------------------------------
                   INSTITUTIONAL SHARES
                AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------
                                             INCEPTION
      1 YEAR              5 YEAR             (2/24/94)
-----------------------------------------------------------
       8.55%               17.38%              15.89%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1)  The charts above represent a comparison of a hypothetical
     $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's MidCap 400 Stock Index
     (the "Index"), which is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S.
     stock market where the median market capitalization is approximately $700 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The
     Fund's performance reflects the deduction of fees for these value-added services.
     Investors cannot invest directly in an index, although they can invest in the underlying securities.
*** Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with the Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

PORTFOLIO REVIEW

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
THE SMALL CAP EQUITY FUND(+)

     The Small Cap Equity Fund (the "Fund") Institutional Class Shares returned 2.34%* for the year ending May 31, 2000. The S&P SmallCap 600 Index(1) returned 14.19% in comparison.

     Technology continued to lead all sectors with some companies turning in truly spectacular returns. Energy stocks benefited from a resurgence in oil prices and the health care sector performed well, with biotechnology companies providing most of the return. On the negative side, investor concerns over Fed actions caused financials and rate sensitive cyclicals to significantly underperform. In the Fund, Plexus Corp. returned 172.5%, Vintage Petroleum was up 130.0% and Jones Pharmaceutical rose 110.7%. Enhance Financial was down 29.6% and Shopko fell 48.2%.

     Index returns continue to be driven by high-expected growth, expensive, high beta stocks. In March 2000, some of these companies corrected (the Nasdaq market index fell from over 5,100 to 3,400) and we saw broader market participation by sector. This being positive for the market as a whole, was too little, too late for market laggards.

     The current environment is marked with volatility. Investors are concerned about further rate increases by the Fed. Recent economic releases have begun to show signs of a slowing in the economy and confirmation of a slowdown in the coming weeks and months would be positive for stocks as the Fed takes a more neutral stance.

      LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2000**:

 1.  Timberland Company, Class A       3.07%
     Orthodontic Centers of America,
 2.  Inc.                              2.86%
 3.  Patterson Dental Company          2.65%
 4.  Silicon Valley Bancshares         2.05%
 5.  Mercury Interactive Corporation   1.76%
 6.  Manitowoc Company, Inc.           1.70%
 7.  Dallas Semiconductor              1.67%
 8.  Canadaigua Brands, Inc.           1.63%
 9.  Mueller Industries, Inc.          1.53%
10.  Dycom Industries                  1.51%

                                          Signed,

                                          /s/ Douglas P. Muenzenmay

                                          Doug P. Muenzenmay
                                          Investment Officer
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's SmallCap 600 Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
     Investors cannot invest directly in an index although they can invest in the underlying securities.
  * The total return set forth reflects the waiver of a portion of the Fund's fees. Without the waiver of these fees, total return for the period would have been lower.
 ** Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of May
     31, 2000.
  + Small company funds typically carry additional risks since small companies generally have higher company specific risk and historically, their stocks have experienced a greater degree of market volatility than larger company stocks on average.

The views expressed in this report reflect those of the portfolio manager through the year ended May 31, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                           THE SMALL CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2000)
[SMALL CAP EQUITY FUND PERFORMANCE]

                                          CLASS A SHARES*       CLASS B SHARES***      INSTITUTIONAL SHARES   S&P SMALL CAP 600(1)
                                          ---------------       -----------------      --------------------   --------------------
10/97                                           9475                  10000                  10000                  10000
11/97                                           8720                   9200                   9200                   9499
5/98                                            9393                   9910                   9920                  10253
11/98                                           8095                   8540                   8570                   8990
5/99                                            7743                   8139                   8209                   9505
11/99                                           7877                   8250                   8361                   9934
5/00                                            7906                   7995                   8401                  10849

---------------------------------------------------------
                     CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------
                                               INCEPTION
                        1 YEAR      5 YEAR     (10/1/97)
---------------------------------------------------------
 Without Sales Charge     2.10%       N/A        -6.59%
---------------------------------------------------------
 With Sales Charge*      -3.28%       N/A        -8.45%
---------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ------------------------------------------------------------
                                                                               CLASS B SHARES
                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                        ------------------------------------------------------------
                                                                                                        INCEPTION
                                                                                1 YEAR     5 YEAR***   (10/1/97)***
                                                        ------------------------------------------------------------
                                                         Without CDSC             1.24%       N/A         -7.01%
                                                        ------------------------------------------------------------
                                                         With CDSC**             -3.76%       N/A         -8.06%
                                                        ------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

-----------------------------------------------------------
                   INSTITUTIONAL SHARES
                AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------
                                             INCEPTION
      1 YEAR              5 YEAR             (10/1/97)
-----------------------------------------------------------
       2.34%                N/A                -6.33%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1)  The charts above represent a comparison of a hypothetical
     $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's SmallCap 600 Index (the
     "Index"), which is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
     Investors cannot invest directly in an index, although they can invest in the underlying securities.
*** Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with the Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
May 31, 2000

                                                                            MOODY'S/S&P
 PRINCIPAL                                                                    RATINGS      AMORTIZED
  AMOUNT                          SECURITY DESCRIPTION                      (UNAUDITED)       COST
 ---------                        --------------------                      -----------    ---------
              U.S. GOVERNMENT AGENCY NOTES -- 26.7%
              FEDERAL FARM CREDIT BANK -- 3.9%
$10,000,000   6.29%, 7/3/00*..............................................    Aaa/N/R     $  9,997,457
 10,000,000   6.17%, 6/1/00*..............................................    Aaa/N/R       10,000,000
                                                                                          ------------
                                                                                            19,997,457
                                                                                          ------------
              FEDERAL HOME LOAN BANK -- 7.5%
 20,000,000   6.09%, 6/30/00..............................................    Aaa/N/R       19,901,883
  5,000,000   5.56%, 7/14/00..............................................    Aaa/N/R        5,000,082
  2,000,000   6.05%, 11/3/00..............................................    Aaa/N/R        1,999,678
  3,000,000   6.09%, 11/3/00..............................................    Aaa/N/R        2,996,899
  3,500,000   6.47%, 2/16/01..............................................    Aaa/N/R        3,498,055
  5,000,000   6.45%, 3/16/01..............................................    Aaa/N/R        4,991,214
                                                                                          ------------
                                                                                            38,387,811
                                                                                          ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.5%
 19,243,000   5.96%, 6/6/00...............................................    Aaa/N/R       19,227,071
 15,000,000   5.97%, 6/22/00..............................................    Aaa/N/R       14,947,763
  5,000,000   6.26%, 1/12/01, MTN.........................................    Aaa/N/R        4,992,292
  5,000,000   6.75%, 4/27/01, MTN, Callable 7/27/00 @ 100.................    Aaa/N/R        5,000,000
                                                                                          ------------
                                                                                            44,167,126
                                                                                          ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.8%
  1,665,000   5.65%, 6/12/00, MTN.........................................    Aaa/N/R        1,664,781
 10,000,000   6.41%, 7/6/00...............................................    Aaa/N/R        9,941,278
  5,000,000   5.56%, 7/24/00..............................................    Aaa/N/R        4,999,730
  5,000,000   5.60%, 9/1/00, Callable 7/3/00 @ 100........................    Aaa/N/R        4,988,772
  3,545,000   6.57%, 2/22/01..............................................    Aaa/N/R        3,542,391
  5,000,000   6.45%, 2/23/01..............................................    Aaa/N/R        4,997,410
  5,000,000   6.52%, 3/16/01..............................................    Aaa/N/R        4,997,327
                                                                                          ------------
                                                                                            35,131,689
                                                                                          ------------
              TOTAL U.S. GOVERNMENT AGENCY NOTES.......................................    137,684,083
                                                                                          ------------
              COMMERCIAL PAPER -- 62.1%
              AUTOMOTIVE -- 5.0%
 11,000,000   Ford Motor Credit Corporation, 6.06%, 6/12/00...............      P1/A1       10,979,632
  5,000,000   Ford Motor Credit Corporation, 6.46%, 6/28/00...............      P1/A1        4,975,775
 10,000,000   General Motors Acceptance Corporation, 6.30%, 6/13/00.......      P1/A1        9,979,000
                                                                                          ------------
                                                                                            25,934,407
                                                                                          ------------
              BANKING -- 3.9%
 20,000,000   Wells Fargo Company, 6.30%, 6/1/00..........................      P1/A1       20,000,000
                                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                            MOODY'S/S&P
 PRINCIPAL                                                                    RATINGS      AMORTIZED
  AMOUNT                          SECURITY DESCRIPTION                      (UNAUDITED)       COST
 ---------                        --------------------                      -----------    ---------
              COMMERCIAL PAPER (CONTINUED)
              BEVERAGES -- 4.8%
$10,000,000   Coca Cola Company, 6.17%, 6/15/00...........................      P1/A1     $  9,976,006
 15,000,000   Coca Cola Company, 6.53%, 7/18/00...........................      P1/A1       14,872,120
                                                                                          ------------
                                                                                            24,848,126
                                                                                          ------------
              BROKERAGE SERVICES -- 9.8%
 13,000,000   Bear Stearns Company, Inc., 6.41%, 6/14/00..................      P1/A1       12,969,909
 15,000,000   Goldman Sachs & Company, 6.23%, 6/21/00.....................      P1/A1+      14,948,084
 12,000,000   Merrill Lynch & Company, 6.05%, 6/8/00......................      P1/A1+      11,985,883
 10,000,000   Merrill Lynch & Company, 6.10%, 6/16/00.....................      P1/A1+       9,974,583
                                                                                          ------------
                                                                                            49,878,459
                                                                                          ------------
              CHEMICALS -- 7.1%
 12,920,000   Clorox Company, 6.08%, 7/7/00...............................      P1/A1       12,841,446
 14,000,000   Du Pont (E.I.) de Nemours, 6.00%, 6/9/00....................      P1/A1+      13,981,334
 10,000,000   Du Pont (E.I.) de Nemours, 6.34%, 6/19/00...................      P1/A1+       9,968,300
                                                                                          ------------
                                                                                            36,791,080
                                                                                          ------------
              CONSUMER GOODS & SERVICES -- 2.0%
 10,000,000   Minnesota Mining & Manufacturing Company, 6.30%, 6/5/00.....      P1/A1+       9,993,000
                                                                                          ------------
              ENERGY -- 1.9%
 10,000,000   Texaco, Inc., 6.47%, 6/19/00................................      P1/A1        9,967,650
                                                                                          ------------
              FINANCIAL SERVICES -- 13.5%
 11,000,000   American General Corporation, 6.04%, 6/5/00.................      P1/A1+      10,992,618
 12,000,000   American General Corporation, 6.43%, 6/23/00................      P1/A1+      11,952,846
  9,000,000   Associates Corporation NA, 6.40%, 6/20/00...................      P1/A1        8,969,600
  6,000,000   Associates Corporation NA, 6.47%, 6/27/00...................      P1/A1        5,971,963
  8,000,000   Associates Corporation NA, 6.56%, 7/19/00...................      P1/A1        7,930,027
 12,000,000   General Electric Capital Corporation, 6.08%, 6/14/00........      P1/A1+      11,973,653
 12,000,000   General Electric Capital Corporation, 6.49%, 6/16/00........      P1/A1+      11,967,550
                                                                                          ------------
                                                                                            69,758,257
                                                                                          ------------
              MULTIMEDIA -- 2.9%
 15,000,000   Gannett Company, 6.50%, 7/11/00.............................      P1/A1+      14,891,667
                                                                                          ------------
              RETAIL -- 1.9%
 10,000,000   Albertson's, Inc., 6.50%, 6/14/00(b)*.......................      P1/A1        9,999,510
                                                                                          ------------
              TELECOMMUNICATIONS -- 9.3%
 11,000,000   Bell South Corporation, 6.02%, 6/13/00......................      P1/A1+      10,977,927
 13,000,000   Bell South Corporation, 6.51%, 7/10/00......................      P1/A1-      12,908,318
 14,000,000   Motorola, Inc., 6.02%, 6/7/00...............................      P1/A1       13,985,953
 10,000,000   Motorola, Inc., 6.07%, 7/5/00...............................      P1/A1        9,942,672
                                                                                          ------------
                                                                                            47,814,870
                                                                                          ------------
              TOTAL COMMERCIAL PAPER...................................................    319,877,026
                                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                            MOODY'S/S&P
 PRINCIPAL                                                                    RATINGS      AMORTIZED
  AMOUNT                          SECURITY DESCRIPTION                      (UNAUDITED)       COST
 ---------                        --------------------                      -----------    ---------
              CORPORATE BONDS -- 3.9%
              BROKERAGE SERVICES -- 2.3%
$ 2,225,000   Bear Stearns Company, Inc., 6.50%, 6/15/00..................       A2/A     $  2,225,342
  5,000,000   Bear Stearns Company, Inc., 6.56%, 6/20/00..................       A2/A        5,001,216
  4,000,000   Bear Stearns Company, Inc., 6.50%, 7/5/00...................       A2/A        4,002,847
  1,000,000   Merrill Lynch & Company, 6.70%, 8/1/00......................     Aa3/Aa-       1,001,008
                                                                                          ------------
                                                                                            12,230,413
                                                                                          ------------
              CONSUMER GOODS & SERVICES -- 1.1%
  3,000,000   Pepsico, Inc., 5.88%, 6/1/00................................       A1/A        3,000,000
  2,500,000   Wal-Mart Stores, Inc., 8.63%, 4/1/01........................     Aa2/Aa        2,523,962
                                                                                          ------------
                                                                                             5,523,962
                                                                                          ------------
              FINANCIAL SERVICES -- 0.5%
  2,500,000   CitiFinancial, 5.75%, 7/15/00...............................     Aa3/Aa-       2,498,992
                                                                                          ------------
              TOTAL CORPORATE BONDS....................................................     20,253,367
                                                                                          ------------
              MUNICIPAL BONDS -- 2.1%
              MISSISSIPPI -- 2.1%
 11,000,000   Mississippi Business Finance Corporation, 6.45%, 7/5/00.....      P1/A1+      11,000,000
                                                                                          ------------
              TOTAL MUNICIPAL BONDS....................................................     11,000,000
                                                                                          ------------
              CERTIFICATES OF DEPOSIT -- 2.9%
 10,000,000   First Tennessee Bank, 6.53%, 6/21/00........................       A1/A       10,000,000
  5,000,000   Regions Bank, 6.09%, 10/10/00...............................      Aa2/A+       4,999,144
                                                                                          ------------
              TOTAL CERTIFICATES OF DEPOSIT............................................     14,999,144
                                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

 PRINCIPAL                                                                                 AMORTIZED
  AMOUNT                          SECURITY DESCRIPTION                                        COST
 ---------                        --------------------                                     ---------
              REPURCHASE AGREEMENTS -- 4.4%
$22,416,812   BA Securities, 6.52%, dated 5/31/00, due 6/1/00 with a maturity value of
              $22,420,872 (collateralized by a Federal Home Loan Bank Note, 6.12%, due
              10/25/00, market value $22,873,500)......................................   $ 22,416,812
                                                                                          ------------
              TOTAL REPURCHASE AGREEMENTS..............................................     22,416,812
                                                                                          ------------
              TOTAL INVESTMENTS (Amortized Cost $526,230,432)(a) -- 102.1%.............    526,230,432
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.1)%..........................    (10,980,777)
                                                                                          ------------
              NET ASSETS -- 100.0%.....................................................   $515,249,655
                                                                                          ============

---------------

(a) Cost for federal income tax and financial reporting purposes is the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Variable rate investments. The rate presented represents the rate in effect at May 31, 2000. The maturity date presented represents the next rate change date.

MTN -- Medium Term Note
 NA -- National Association
N/R -- Not Rated

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 2000

 PRINCIPAL                                                                    MARKET
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                        ------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 60.3%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 39.3%
$ 4,781,270   Series 2078 (PQ), 6.00%, 7/15/07............................  $ 4,720,261
  3,000,000   Series 2061 (PH), 6.00%, 5/15/16............................    2,946,480
  9,761,531   Series 2054 (PA), 6.00%, 5/15/17............................    9,573,036
 10,000,000   Series 1590 (F), 6.00%, 1/15/19.............................    9,841,300
  9,213,018   Series 1637 (F), 6.00%, 9/15/21.............................    9,041,932
                                                                            -----------
                                                                             36,123,009
                                                                            -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 21.0%
  4,544,988   Series 1998-26 (PA), 6.00%, 11/18/17........................    4,449,588
  2,074,469   Series 1994-65 (PE), 6.75%, 7/25/18.........................    2,064,511
  3,000,000   Series 1998-47 (PB), 6.00%, 12/18/18........................    2,935,140
 10,000,000   Series 1993-102 (G), 6.25%, 1/25/20.........................    9,868,500
                                                                            -----------
                                                                             19,317,739
                                                                            -----------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................   55,440,748
                                                                            -----------
              U.S. TREASURY OBLIGATIONS  -- 8.6%
              U.S. TREASURY NOTES -- 3.8%
  3,500,000   6.50%, 5/31/02..............................................    3,483,235
                                                                            -----------
              U.S. TREASURY STRIPS -- 4.8%
  5,000,000   6.06%, 5/15/02..............................................    4,394,200
                                                                            -----------
              TOTAL U.S. TREASURY OBLIGATIONS.............................    7,877,435
                                                                            -----------
              U.S. GOVERNMENT AGENCY NOTES -- 12.2%
              FEDERAL FARM CREDIT BANK -- 2.1%
  2,000,000   5.76%, 7/7/03...............................................    1,908,360
                                                                            -----------
              FEDERAL HOME LOAN BANK -- 5.8%
  2,000,000   6.25%, 11/15/02.............................................    1,952,440
  2,000,000   7.00%, 02/14/03.............................................    1,982,160
  1,500,000   7.25%, 05/15/03.............................................    1,494,375
                                                                            -----------
                                                                              5,428,975
                                                                            -----------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.2%
  2,000,000   7.00%, 2/15/03..............................................    1,982,500
                                                                            -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.1%
  2,000,000   6.50%, 8/15/04..............................................    1,935,200
                                                                            -----------
              TOTAL U.S. GOVERNMENT AGENCY NOTES..........................   11,255,035
                                                                            -----------
              CORPORATE BONDS -- 15.9%
              AUTOMOTIVE -- 1.1%
  1,000,000   Daimler Chrysler, 7.13%, 03/01/02...........................      995,000
                                                                            -----------
              ELECTRONICS -- 1.1%
  1,000,000   Sony Corporation, 6.13%, 3/4/03.............................      968,750
                                                                            -----------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

 PRINCIPAL                                                                    MARKET
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                        ------
              CORPORATE BONDS (CONTINUED)
              FINANCIAL SERVICES -- 7.4%
$ 1,000,000   CIT Group, Inc., 6.38%, 10/1/02.............................  $   966,250
  1,000,000   Ford Motor Credit Corporation, 6.55%, 9/10/02...............      977,500
  1,000,000   General Electric Capital Corporation, 7.00%, 2/3/03.........      990,000
  1,000,000   IBM Credit Corporation, 6.40%, 8/13/01......................      988,750
  1,000,000   Lehman Brothers, Inc., 7.00%, 10/1/02.......................      975,000
  1,000,000   Merrill Lynch & Company, 6.00%, 1/15/01.....................      992,500
  1,000,000   Morgan Stanley Dean Witter, 6.88%, 3/1/03...................      978,750
                                                                            -----------
                                                                              6,868,750
                                                                            -----------
              INDUSTRIAL GOODS & SERVICES -- 2.1%
  1,000,000   Baker Hughes, Inc., 5.80%, 2/15/03..........................      948,750
  1,000,000   Ingersoll-Rand Company, 6.38%, 11/19/01.....................      981,250
                                                                            -----------
                                                                              1,930,000
                                                                            -----------
              RAILROADS -- 1.0%
  1,000,000   Consolidated Rail Corporation, 5.58%, 11/15/02                    951,250
                                                                            -----------
              TELECOMMUNICATIONS -- 2.1%
  1,000,000   MCI Worldcom, Inc., 6.13%, 8/15/01..........................      985,000
  1,000,000   US West Communications, Inc., 6.13%, 7/15/02................      971,250
                                                                            -----------
                                                                              1,956,250
                                                                            -----------
              UTILITIES -- 1.1%
  1,000,000   Detroit Edison Company, 5.93%, 2/1/01.......................      991,250
                                                                            -----------
              TOTAL CORPORATE BONDS.......................................   14,661,250
                                                                            -----------
              MUNICIPAL BONDS -- 1.1%
              PENNSYLVANIA -- 1.1%
  1,000,000   City of Erie, PA, GO, 5.15%, 11/15/01, OID..................      970,000
                                                                            -----------
              TOTAL MUNICIPAL BONDS.......................................      970,000
                                                                            -----------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                              MARKET
SHARES                            SECURITY DESCRIPTION                         VALUE
------                            --------------------                        ------
              INVESTMENT COMPANIES -- 1.7%
  1,553,656   AIM Treasury Money Market...................................  $ 1,553,656
                                                                            -----------
              TOTAL INVESTMENT COMPANIES..................................    1,553,656
                                                                            -----------
              TOTAL INVESTMENTS (Cost $93,296,034)(a) -- 99.8%............   91,758,124
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%...............      224,523
                                                                            -----------
              NET ASSETS -- 100.0%........................................  $91,982,647
                                                                            ===========

---------------

(a) The cost for federal income tax and financial reporting purposes is the same. The cost for federal income tax purposes differs from market value by net unrealized depreciation as follows:

            Unrealized appreciation............................  $     2,436
            Unrealized depreciation............................   (1,540,346)
                                                                 -----------
            Net unrealized depreciation........................  $(1,537,910)
                                                                 ===========

 GO -- General Obligation
OID -- Original Issue Discount

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 2000

PRINCIPAL                                                                     MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         ------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 37.6%
             FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 0.6%
$1,000,000   5.93%, 6/04/08..............................................  $    903,530
                                                                           ------------
             FEDERAL FARM CREDIT BANK -- 3.8%
 2,000,000   6.63%, 2/01/02..............................................     1,982,500
 2,000,000   5.63%, 9/02/03..............................................     1,896,580
 2,000,000   5.88%, 7/28/08..............................................     1,797,500
                                                                           ------------
                                                                              5,676,580
                                                                           ------------
             FEDERAL HOME LOAN BANK -- 3.9%
 3,000,000   6.13%, 8/15/03..............................................     2,890,770
 2,000,000   7.13%, 2/15/05..............................................     1,978,340
 1,000,000   6.38%, 8/15/06..............................................       946,420
                                                                           ------------
                                                                              5,815,530
                                                                           ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.4%
 1,000,000   7.41%, 4/19/06, Callable 4/19/01 @ 100......................       975,300
 3,900,000   Series 2206 (VQ), 7.00%, 8/15/14............................     3,605,706
 2,000,000   6.75%, 9/15/29..............................................     1,854,480
                                                                           ------------
                                                                              6,435,486
                                                                           ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.9%
 1,000,000   6.00%, 1/14/05, MTN, Callable 1/14/02 @ 100.................       941,760
 2,000,000   6.49%, 1/19/06, MTN, Callable 1/19/01 @ 100.................     1,895,040
 1,000,000   7.32%, 5/3/06, MTN, Callable 5/3/01 @ 100...................       967,880
 1,000,000   7.19%, 11/6/06, MTN, Callable 11/6/01 @ 100.................       966,980
 1,000,000   7.33%, 4/2/07, MTN, Callable 4/2/02 @ 100...................       971,100
 2,000,000   7.00%, 7/17/07, MTN, Callable 7/21/00 @ 100.................     1,906,500
 1,000,000   6.17%, 1/15/08, MTN, Callable 1/15/03 @ 100.................       911,550
 1,000,000   6.16%, 1/23/08, MTN, Callable 1/23/03 @ 100.................       914,580
   500,000   6.51%, 5/6/08, MTN, Callable 5/6/03 @ 100...................       462,555
 3,391,253   Pool #253299, 7.00%, 04/01/20...............................     3,249,228
                                                                           ------------
                                                                             13,187,173
                                                                           ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 16.0%
    52,327   Pool #210311, 9.00%, 6/15/17................................        53,681
    22,315   Pool #271741, 9.00%, 3/15/20................................        22,891
 5,000,000   Series 1999-23 B, 6.50%, 7/20/25............................     4,422,350
 5,000,000   Series 2000-06 (BA), 7.00%, 9/20/26.........................     4,507,000
 4,857,908   Pool #510559, 7.00%, 10/15/29...............................     4,665,777
 4,971,629   Pool #510534, 7.50%, 10/15/29...............................     4,881,841
 4,989,492   Pool #529127, 8.00%, 2/15/30................................     5,000,369
                                                                           ------------
                                                                             23,553,909
                                                                           ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................    55,572,208
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

PRINCIPAL                                                                     MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         ------
             U.S. TREASURY OBLIGATIONS -- 28.4%
             U.S. TREASURY BONDS -- 11.5%
$8,000,000   7.25%, 5/15/16..............................................  $  8,643,040
 4,000,000   7.25%, 8/15/22..............................................     4,412,200
 4,000,000   6.25%, 8/15/23..............................................     3,948,760
                                                                           ------------
                                                                             17,004,000
                                                                           ------------
             U.S. TREASURY NOTES -- 16.9%
 5,900,000   5.50%, 2/28/03..............................................     5,718,575
 5,000,000   4.25%, 11/15/03.............................................     4,636,350
 5,000,000   6.50%, 8/15/05..............................................     4,974,450
 1,400,000   5.63%, 2/15/06..............................................     1,338,120
 5,000,000   6.50%, 10/15/06.............................................     4,978,350
 3,500,000   5.63%, 5/15/08..............................................     3,318,070
                                                                           ------------
                                                                             24,963,915
                                                                           ------------
             TOTAL U.S. TREASURY OBLIGATIONS.............................    41,967,915
                                                                           ------------
             U.S. GOVERNMENT AGENCY NOTES -- 3.4%
             U.S. GOVERNMENT AGENCY -- 3.4%
 2,000,000   Tennessee Valley Authority, 6.38%, 6/15/05..................     1,900,000
 3,500,000   Tennessee Valley Authority, 6.00%, 3/15/13..................     3,071,250
                                                                           ------------
             TOTAL U.S. GOVERNMENT AGENCY NOTES..........................     4,971,250
                                                                           ------------
             CORPORATE BONDS -- 30.0%
             AEROSPACE -- 0.8%
   250,000   Raytheon Company, 7.38%, 7/15/25, Callable 7/15/05 @
             102.88......................................................       206,875
   250,000   Rockwell International Corporation, 6.63%, 6/1/05...........       239,375
   500,000   Rockwell International Corporation, 6.15%, 1/15/08..........       451,250
   250,000   WMX Technologies, Inc., 6.25%, 10/15/00.....................       247,188
                                                                           ------------
                                                                              1,144,688
                                                                           ------------
             AUTOMOTIVE -- 0.7%
 1,000,000   General Motors Corporation, 7.10%, 3/15/06..................       967,500
                                                                           ------------
             BANKING -- 2.3%
 1,000,000   Bank of America Corporation, 6.63%, 6/15/04.................       959,999
   250,000   Bank of America Corporation, 6.88%, 2/15/05.................       239,688
   500,000   Bank of America Corporation, 6.38%, 5/15/05.................       466,875
   350,000   Bank of America Corporation, 7.19%, 7/30/12.................       320,250
   250,000   Bankers Trust Corporation, 6.75%, 10/3/01...................       246,875
   250,000   Bankers Trust Corporation, 7.13%, 7/31/02...................       246,250
   500,000   Bankers Trust Corporation, 7.50%, 11/15/15..................       464,375
   250,000   Chase Manhattan Corporation, 6.50%, 1/15/09.................       226,563
   250,000   US Bank NA, 6.88%, 4/1/06...................................       233,125
                                                                           ------------
                                                                              3,404,000
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

PRINCIPAL                                                                     MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         ------
             CORPORATE BONDS (CONTINUED)
             BEVERAGES -- 0.8%
$  500,000   Coca-Cola Enterprises, Inc., 6.63%, 8/1/04..................  $    481,250
   250,000   Coca-Cola Enterprises, Inc., 6.75%, 9/15/23.................       211,563
   500,000   Pepsi Bottling Holdings, Inc., 5.38%, 2/17/04...............       465,625
                                                                           ------------
                                                                              1,158,438
                                                                           ------------
             CHEMICALS -- 1.3%
   500,000   Air Products & Chemicals, Inc., 7.38%, 5/1/05...............       480,625
   250,000   Air Products & Chemicals, Inc., 6.24%, 1/13/10..............       216,563
   500,000   Du Pont (E.I.) de Nemours, 6.50%, 9/1/02....................       493,750
   500,000   Monsanto Company, 6.00%, 7/1/00.............................       500,000
   250,000   PPG Industries, Inc., 6.88%, 8/1/05.........................       242,500
                                                                           ------------
                                                                              1,933,438
                                                                           ------------
             CONSUMER GOODS & SERVICES -- 0.5%
   500,000   General Mills, Inc., 5.82%, 2/5/03..........................       476,875
   250,000   Kimberly-Clark Corporation, 6.88%, 2/15/14..................       230,938
                                                                           ------------
                                                                                707,813
                                                                           ------------
             ELECTRONICS -- 0.3%
   500,000   Sony Corporation, 6.13%, 3/4/03.............................       484,375
                                                                           ------------
             FINANCIAL SERVICES -- 9.0%
   500,000   American General Corporation, 6.75%, 6/15/05................       475,625
   250,000   American General Corporation, 7.50%, 7/15/25................       229,063
 1,000,000   Bear Stearns Company Inc., 7.63%, 2/1/05....................       971,249
   250,000   CIT Group, Inc., 6.38%, 10/1/02.............................       241,563
   500,000   Citigroup, Inc., 6.13%, 6/15/00.............................       499,875
   250,000   Citigroup, Inc., 6.63%, 9/15/05.............................       237,500
 1,000,000   Ford Motor Credit Corporation, 7.75%, 2/15/07...............       996,249
   500,000   General Motors Acceptance Corporation, 5.63%, 2/15/01.......       493,750
 1,000,000   General Motors Acceptance Corporation, 5.35%, 12/7/01.......       970,000
   500,000   Household Finance Corporation, 6.70%, 6/15/02...............       488,125
   500,000   Household Finance Corporation, 6.88%, 3/1/07................       462,500
   500,000   Household Finance Corporation, 7.30%, 7/30/12...............       456,875
   500,000   International Lease Finance Corporation, 6.20%, 11/6/00.....       497,650
   500,000   International Lease Finance Corporation, 6.38%, 8/1/02......       486,875
   500,000   ITT Hartford Corporation, 7.30%, 11/1/15....................       456,250
   500,000   Merrill Lynch & Company, 5.75%, 11/4/02.....................       479,375
   500,000   Merrill Lynch & Company, 7.00%, 4/27/08.....................       466,875
   250,000   Merrill Lynch & Company, 6.25%, 10/15/08....................       221,563
 1,000,000   Merrill Lynch & Company, 7.15%, 7/30/12.....................       910,000
 1,000,000   Morgan Stanley Dean Witter, 6.75%, 3/4/03...................       974,999
   500,000   Morgan Stanley Dean Witter, 5.63%, 1/20/04..................       466,250
   250,000   Norwest Corporation, 6.38%, 9/15/02.........................       243,125
   250,000   Norwest Corporation, 6.50%, 6/1/05..........................       237,188

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

PRINCIPAL                                                                     MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         ------
             CORPORATE BONDS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
$  500,000   Salomon SB Holdings, Inc., 7.50%, 5/1/02....................  $    498,125
   500,000   Salomon SB Holdings, Inc., 6.63%, 7/1/02....................       490,000
   250,000   Salomon SB Holdings, Inc., 6.13%, 1/15/03...................       240,000
                                                                           ------------
                                                                             13,190,649
                                                                           ------------
             FINANCIAL SERVICES -- DIVERSIFIED -- 4.6%
   500,000   CNA Financial Corporation, 6.60%, 12/15/08..................       415,625
   500,000   General Electric Capital Corporation, 6.52%, 10/8/02........       490,625
   500,000   General Electric Capital Corporation, 6.10%, 5/24/04........       476,875
   650,000   General Electric Capital Corporation, 6.90%, 9/15/15........       609,375
   500,000   IBM Credit Corporation, 7.00%, 11/5/07......................       472,500
   500,000   IBM Credit Corporation, 6.75%, 12/24/07.....................       471,875
   500,000   John Deere Capital Corporation, 6.00%, 2/15/09..............       439,375
   500,000   National Rural Utilities Cooperative Finance Corporation,
             5.95%, 1/15/03..............................................       481,250
   250,000   SBC Communications Capital Corporation, 6.25%, 10/15/02.....       243,438
   500,000   SBC Communications Capital Corporation, 5.88%, 6/1/03.......       478,125
   250,000   SBC Communications Capital Corporation, 7.20%, 10/15/26.....       215,000
   500,000   Texaco Capital, Inc., 5.70%, 12/1/08........................       435,000
   500,000   U.S. Leasing Capital Corporation, 5.95%, 10/15/03...........       474,375
 1,000,000   Xerox Capital Europe PLC, 5.88%, 5/15/04....................       924,999
                                                                           ------------
                                                                              6,628,437
                                                                           ------------
             HEALTH CARE -- 0.9%
   250,000   American Home Products Corporation, 7.25%, 3/1/23...........       231,563
   500,000   Baxter International, Inc., 6.63%, 2/15/28..................       405,625
   500,000   Eli Lilly & Company, 6.25% , 3/15/03........................       485,624
   250,000   Eli Lilly & Company, 7.13%, 6/1/25..........................       234,688
                                                                           ------------
                                                                              1,357,500
                                                                           ------------
             INDUSTRIAL GOODS & SERVICES -- 0.3%
   500,000   Ingersoll-Rand, 6.26%, 2/15/01..............................       496,875
                                                                           ------------
             RAILROADS -- 1.1%
   250,000   Norfolk Southern Railway Corporation, 5.08%, 7/15/01........       241,875
   500,000   Norfolk Southern Railway Corporation, 7.00%, 6/15/05........       474,375
 1,000,000   Union Tank Car Company, 6.79%, 5/1/10.......................       945,000
                                                                           ------------
                                                                              1,661,250
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

PRINCIPAL                                                                     MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         ------
             CORPORATE BONDS (CONTINUED)
             RETAIL -- 0.9%
$  300,000   Albertson's, Inc., 6.38%, 6/1/00(b).........................  $    300,000
   250,000   J.C. Penney & Company, 6.88%, 10/15/15......................       171,563
   500,000   McDonald's Corporation, 6.75%, 2/15/03......................       490,000
   500,000   Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06.......       460,625
                                                                           ------------
                                                                              1,422,188
                                                                           ------------
             TELECOMMUNICATIONS -- 3.9%
   500,000   AT&T Corporation, 6.00%, 3/15/09............................       435,625
   250,000   Chesapeake Bell Telephone Virginia, 7.00%, 7/15/25..........       216,250
   500,000   MCI Worldcom, Inc., 6.13%, 8/15/01..........................       492,500
   250,000   Motorola, Inc., 6.50%, 3/1/08...............................       231,875
   500,000   New York Telephone Company, 5.88%, 9/01/03..................       474,375
 1,000,000   New York Telephone Company, 6.00%, 9/1/07...................       896,250
   250,000   New York Telephone Company, 7.25%, 2/15/24..................       220,625
   250,000   Nortel Networks Corporation, 6.88%, 9/1/23..................       211,250
   500,000   SBC Communications, Inc., 6.50%, 7/1/03.....................       484,375
   500,000   SBC Communications, Inc., 7.00%, 8/15/05....................       484,375
   240,000   SBC Communications, Inc., 7.13%, 8/1/07.....................       230,400
   500,000   Southern Bell Telephone Company, 6.00%, 10/1/04.............       472,500
   250,000   US West Communications, Inc., 6.38%, 10/15/02...............       243,750
   500,000   US West Communications, Inc., 6.38%, 7/15/08................       448,125
   250,000   US West Communications, Inc., 7.50%, 6/15/23................       222,813
                                                                           ------------
                                                                              5,765,088
                                                                           ------------
             UTILITIES -- 2.6%
   500,000   Carolina Power & Light Company, 5.88%, 1/15/04..............       468,124
   500,000   Central Power & Light Company, 6.63% 7/1/05.................       466,874
   250,000   Consolidated Edison Company of New York, Inc., 6.63%,
             7/1/05......................................................       235,938
   250,000   Consolidated Edison Company of New York, Inc., 7.50%,
             6/15/23.....................................................       225,000
   250,000   Duke Energy Corporation, 6.88%, 8/1/23......................       212,500
   225,000   Georgia Power Company, 6.63%, 4/1/03........................       219,094
   250,000   Northern States Power Company, 7.13%, 7/1/25................       221,875
   250,000   Pacific Gas & Electric Company, 6.25%, 3/1/04...............       237,813
   250,000   Pacific Gas & Electric Company, 7.25%, 8/1/26...............       217,500
   250,000   Scottish Power PLC, 6.63%, 6/1/07...........................       231,250
   250,000   Southern California Edison Company, 6.50%, 6/1/01...........       247,812
   250,000   Southern California Edison Company, 6.90%, 10/1/18..........       220,313
   500,000   Virginia Electric & Power Company, 6.75%, 2/1/07............       464,999
   250,000   West Penn Power Company, 6.38%, 6/1/04......................       237,188
                                                                           ------------
                                                                              3,906,280
                                                                           ------------
             TOTAL CORPORATE BONDS.......................................    44,228,519
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                              MARKET
  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         ------
             INVESTMENT COMPANIES -- 2.0%
 2,882,328   AIM Treasury Money Market...................................  $  2,882,328
                                                                           ------------
             TOTAL INVESTMENT COMPANIES..................................     2,882,328
                                                                           ------------
             TOTAL INVESTMENTS (Cost $153,673,188)(a) -- 101.4%..........   149,622,220
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4)%.............    (2,003,115)
                                                                           ------------
             NET ASSETS -- 100.0%........................................  $147,619,105
                                                                           ============

---------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses, of $92,224, recognized for income tax purposes in excess of financial reporting. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

            Unrealized appreciation............................  $   681,524
            Unrealized depreciation............................   (4,824,716)
                                                                 -----------
            Net unrealized depreciation........................  $(4,143,192)
                                                                 ===========

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

MTN -- Medium Term Note
 NA -- National Association
PLC -- Public Limited Company

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2000

                                                                             MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         ------
            COMMON STOCKS -- 98.8%
            AUTOMOTIVE -- 1.3%
   50,000   Ford Motor Company..........................................  $  2,428,125
   32,000   General Motors Corporation..................................     2,260,000
                                                                          ------------
                                                                             4,688,125
                                                                          ------------
            BANKING -- 4.5%
   74,000   Bank of America Corporation.................................     4,111,625
   68,000   Bank of New York Company, Inc...............................     3,191,750
   38,000   Chase Manhattan Corporation.................................     2,838,125
   42,638   FleetBoston Financial Corporation...........................     1,612,249
   30,000   SunTrust Banks, Inc.........................................     1,792,500
   50,000   Wells Fargo & Company.......................................     2,262,500
                                                                          ------------
                                                                            15,808,749
                                                                          ------------
            BEVERAGES -- 2.7%
   31,000   Anheuser Busch Companies, Inc...............................     2,402,500
   82,000   Coca-Cola Company...........................................     4,376,750
   71,000   PepsiCo, Inc................................................     2,888,813
                                                                          ------------
                                                                             9,668,063
                                                                          ------------
            BUSINESS EQUIPMENT & SERVICES -- 2.3%
   68,000   America Online(b)...........................................     3,604,000
   20,000   Avery-Dennison Corporation..................................     1,225,000
   16,000   H & R Block.................................................       494,000
   19,000   Pitney Bowes, Inc...........................................       826,500
   18,000   Yahoo, Inc.(b)..............................................     2,035,125
                                                                          ------------
                                                                             8,184,625
                                                                          ------------
            CAPITAL GOODS -- 1.7%
   27,000   Black & Decker Corporation..................................       985,500
   46,000   Du Pont (E.I.) De Nemours...................................     2,254,000
   33,000   Illinois Tool Works, Inc....................................     1,916,063
   30,000   Sherwin-Williams Company....................................       697,500
                                                                          ------------
                                                                             5,853,063
                                                                          ------------
            COMPUTER SOFTWARE -- 9.0%
  257,000   Cisco Systems, Inc.(b)......................................    14,649,000
  166,000   Microsoft Corporation(b)....................................    10,385,375
   92,000   Oracle Corporation(b).......................................     6,612,500
                                                                          ------------
                                                                            31,646,875
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                             MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         ------
            COMMON STOCKS (CONTINUED)
            COMPUTERS -- 12.8%
   66,000   Compaq Computer Corporation.................................  $  1,732,500
   25,000   Computer Associates International, Inc......................     1,287,500
  114,000   Dell Computer Corporation(b)................................     4,916,250
   30,000   EMC Corporation(b)..........................................     3,489,375
   44,000   Hewlett Packard Company.....................................     5,285,500
  128,000   Intel Corporation...........................................    15,952,000
   82,000   International Business Machines Corporation.................     8,799,625
   45,000   Sun Microsystems, Inc.(b)...................................     3,448,125
                                                                          ------------
                                                                            44,910,875
                                                                          ------------
            CONSUMER GOODS & SERVICES -- 7.1%
   47,000   Colgate-Palmolive Company...................................     2,473,375
   62,000   Gillette Company............................................     2,069,250
   20,000   Hershey Foods Corporation...................................     1,037,500
   36,000   Kimberly-Clark Corporation..................................     2,178,000
   60,000   Meredith Corporation........................................     1,826,250
   48,000   Procter & Gamble Company....................................     3,192,000
   77,000   The Walt Disney Company.....................................     3,248,438
   46,000   Time Warner, Inc............................................     3,631,125
   26,000   Unilever NV -- New York Shares -- ADR.......................     1,321,125
   30,380   Viacom, Inc., Class B(b)....................................     1,883,560
   25,000   Wrigley (WM.) Jr. Company...................................     2,001,563
                                                                          ------------
                                                                            24,862,186
                                                                          ------------
            ENERGY -- 6.5%
   37,000   BP Amoco PLC -- ADR.........................................     2,011,875
   31,000   Chevron Corporation.........................................     2,865,563
  129,000   Exxon Mobil Corporation.....................................    10,747,312
    8,000   Halliburton Company.........................................       408,000
   93,000   Royal Dutch Petroleum -- New York Shares -- ADR.............     5,806,687
   58,648   Sempra Energy...............................................     1,103,316
                                                                          ------------
                                                                            22,942,753
                                                                          ------------
            FINANCIAL SERVICES -- 6.9%
   66,000   American Express Company....................................     3,551,625
  138,000   Citigroup, Inc..............................................     8,581,875
   54,000   Federal Home Loan Mortgage Corporation......................     2,403,000
   56,000   Federal National Mortgage Association.......................     3,367,000
   20,000   Merrill Lynch & Company.....................................     1,972,500
   60,000   Morgan Stanley Dean Witter & Company........................     4,316,250
                                                                          ------------
                                                                            24,192,250
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                             MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         ------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE -- 12.2%
   68,000   Abbott Laboratories.........................................  $  2,766,750
   51,000   American Home Products Corporation..........................     2,747,625
   21,000   Baxter International, Inc...................................     1,396,500
   82,000   Bristol-Myers Squibb Company................................     4,515,125
    4,200   Edwards Lifesciences Corporation(b).........................        85,313
   47,000   Eli Lilly & Company.........................................     3,577,875
   56,000   Johnson & Johnson, Inc......................................     5,012,000
   93,000   Merck & Company, Inc........................................     6,940,124
  147,000   Pfizer, Inc.................................................     6,550,687
   80,000   Schering-Plough Corporation.................................     3,870,000
   43,000   Warner Lambert Company......................................     5,251,375
                                                                          ------------
                                                                            42,713,374
                                                                          ------------
            INSURANCE -- 2.4%
   58,000   Allstate Corporation........................................     1,537,000
   60,000   American International Group, Inc...........................     6,753,750
                                                                          ------------
                                                                             8,290,750
                                                                          ------------
            MULTI INDUSTRY -- 6.6%
   26,000   Alcoa, Inc..................................................     1,519,375
  321,000   General Electric Company....................................    16,892,625
   38,000   Textron, Inc................................................     2,384,500
   52,000   Tyco International, Ltd.....................................     2,447,250
                                                                          ------------
                                                                            23,243,750
                                                                          ------------
            RETAIL -- 6.5%
   41,000   Circuit City Stores, Inc....................................     2,042,313
   59,500   Gap, Inc....................................................     2,086,219
   70,500   Home Depot, Inc.............................................     3,441,281
   60,000   McDonald's Corporation......................................     2,148,750
  165,000   Wal-Mart Stores, Inc........................................     9,508,125
  130,000   Walgreen Company............................................     3,688,750
                                                                          ------------
                                                                            22,915,438
                                                                          ------------
            TECHNOLOGY -- 2.0%
   44,000   Ceridian Corporation(b).....................................     1,061,500
   50,000   Loral Space & Communications, Ltd.(b).......................       378,125
   29,000   Northrop Grumman Corporation................................     2,222,125
   19,000   Rockwell International Corporation..........................       779,000
   34,000   Texas Instruments, Inc......................................     2,456,500
                                                                          ------------
                                                                             6,897,250
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                             MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         ------
            COMMON STOCKS (CONTINUED)
            TELECOMMUNICATIONS -- 11.2%
  104,500   AT&T Corporation............................................  $  3,624,844
   58,000   Bell Atlantic Corporation...................................     3,066,750
   84,000   BellSouth Corporation.......................................     3,921,750
   42,000   GTE Corporation.............................................     2,656,500
   95,000   Lucent Technologies, Inc....................................     5,450,624
   27,000   Motorola, Inc...............................................     2,531,250
   82,000   Nortel Networks Corporation -- ADR..........................     4,453,625
   22,000   Qualcomm, Inc.(b)...........................................     1,460,250
  130,000   SBC Communications, Inc.....................................     5,679,374
   53,000   Sprint Corporation..........................................     3,206,500
   91,500   MCI Worldcom, Inc.(b).......................................     3,442,688
                                                                          ------------
                                                                            39,494,155
                                                                          ------------
            TRANSPORTATION & SHIPPING -- 0.6%
   36,000   Burlington Northern Santa Fe Corporation....................       850,500
   34,000   FedEx Corporation(b)........................................     1,202,750
                                                                          ------------
                                                                             2,053,250
                                                                          ------------
            UTILITIES -- 2.5%
   50,000   Consolidated Edison Company of New York, Inc................     1,631,250
   56,000   DTE Energy Company..........................................     1,935,500
   45,000   Entergy Corporation.........................................     1,305,000
   52,000   FirstEnergy Corporation.....................................     1,306,500
  100,000   Southern Company............................................     2,593,750
                                                                          ------------
                                                                             8,772,000
                                                                          ------------
            TOTAL COMMON STOCKS.........................................   347,137,531
                                                                          ------------
            INVESTMENT COMPANIES -- 1.3%
4,648,589   AIM Treasury Money Market...................................     4,648,589
                                                                          ------------
            TOTAL INVESTMENT COMPANIES..................................     4,648,589
                                                                          ------------
            TOTAL INVESTMENTS (Cost $164,025,882)(a) -- 100.1%..........   351,786,120
            LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.1%...............      (182,409)
                                                                          ------------
            NET ASSETS  -- 100.0%.......................................  $351,603,711
                                                                          ============

---------------

(a) The cost for federal income tax and financial reporting purposes is the same. The cost for federal income tax purposes differs from market value by net unrealized appreciation as follows:

            Unrealized appreciation...........................  $195,755,859
            Unrealized depreciation...........................    (7,995,621)
                                                                ------------
            Net unrealized appreciation                         $187,760,238
                                                                ============

(b) Non-income producing security for the fiscal year ended May 31, 2000.

ADR -- American Depositary Receipt
 NV -- Naamloze Vennootschap (Dutch Corporation)
PLC -- Public Limited Company

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2000

                                                                             MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         ------
            COMMON STOCKS -- 95.3%
            BUSINESS EQUIPMENT & SERVICES -- 7.6%
    7,000   CheckFree Holdings Corporation(b)...........................  $    292,688
   22,000   Cintas Corporation..........................................       968,000
  165,000   Comdisco, Inc...............................................     4,228,124
   29,000   Concord EFS, Inc.(b)........................................       703,250
   27,000   Convergys Corporation(b)....................................     1,213,313
   54,200   Reynolds & Reynolds Company.................................     1,185,625
                                                                          ------------
                                                                             8,591,000
                                                                          ------------
            CAPITAL GOODS -- 3.3%
   18,000   Donaldson Company, Inc......................................       411,750
   11,000   Granite Construction, Inc...................................       286,688
   16,000   HARSCO Corporation..........................................       430,000
   13,000   Newport News Shipbuilding, Inc..............................       429,813
   10,000   Precision Castparts Corporation.............................       487,500
   15,000   Southdown, Inc..............................................       920,624
   19,000   USG Corporation.............................................       716,063
                                                                          ------------
                                                                             3,682,438
                                                                          ------------
            CHEMICALS -- 1.2%
   18,000   Albemarle Corporation.......................................       396,000
   26,000   Cabot Corporation...........................................       677,625
   12,000   Georgia Gulf Corporation....................................       300,000
                                                                          ------------
                                                                             1,373,625
                                                                          ------------
            COMPUTERS -- 5.9%
   35,000   Electronic Arts, Inc.(b)....................................     2,235,625
   16,000   Fiserv, Inc.(b).............................................       748,000
   34,000   Informix Corporation(b).....................................       246,500
  120,000   Quantum Corporation Digital Linear Tape & Storage(b)........     1,245,000
   11,000   Rational Software Corporation(b)............................       806,438
    8,000   Symantec Corporation(b).....................................       526,000
   16,500   Symbol Technologies, Inc....................................       727,031
                                                                          ------------
                                                                             6,534,594
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                             MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         ------
            COMMON STOCKS (CONTINUED)
            CONSUMER GOODS & SERVICES -- 9.3%
   11,000   Banta Corporation...........................................  $    203,500
   30,000   Carlisle Companies, Inc.....................................     1,246,875
    7,000   Hispanic Broadcasting Corporation, Class A(b)...............       530,250
   29,000   International Game Technology(b)............................       786,625
   87,000   Jones Apparel Group, Inc.(b)................................     2,332,687
   28,000   Kaydon Corporation..........................................       652,750
   56,299   Lancaster Colony Corporation................................     1,333,583
   19,000   Mohawk Industries, Inc.(b)..................................       452,438
   12,000   Suiza Foods Corporation(b)..................................       538,500
   13,000   Univision Communications, Inc.(b)...........................     1,339,000
    2,000   Washington Post Company.....................................     1,001,000
                                                                          ------------
                                                                            10,417,208
                                                                          ------------
            ELECTRONICS -- 6.6%
   28,000   Atmel Corporation(b)........................................     1,069,250
   14,000   Cypress Semiconductor Corporation(b)........................       588,875
   22,000   Jabil Circuit, Inc.(b)......................................       803,000
   12,000   Microchip Technology, Inc.(b)...............................       681,188
    9,000   QLogic Corporation(b).......................................       441,563
   18,000   Sanmina Corporation(b)......................................     1,145,249
   18,000   SCI Systems, Inc.(b)........................................       810,000
   11,000   Vishay Intertechnology, Inc.(b).............................       778,250
   22,000   Vitesse Semiconductor(b)....................................     1,113,750
                                                                          ------------
                                                                             7,431,125
                                                                          ------------
            ENERGY -- 10.5%
   26,000   BJ Services Company(b)......................................     1,862,250
    2,000   Black Hills Corporation.....................................        47,875
    8,000   Calpine Corporation(b)......................................       847,500
   18,000   Dynergy, Inc., Class A......................................     1,388,250
   18,000   ENSCO International, Inc....................................       628,875
   52,000   Keyspan Corporation.........................................     1,586,000
   17,000   Nabors Industries, Inc.(b)..................................       731,000
   17,000   Noble Drilling Corporation(b)...............................       737,375
   40,000   Smith International, Inc.(b)................................     3,162,499
   30,000   Valero Energy Corporation...................................       877,500
                                                                          ------------
                                                                            11,869,124
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                             MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         ------
            COMMON STOCKS (CONTINUED)
            FINANCIAL SERVICES -- 8.9%
   32,000   City National Corporation...................................  $  1,248,000
   43,000   Dime Bancorp, Inc...........................................       784,750
   37,000   E*Trade Group, Inc.(b)......................................       575,813
   77,000   Edwards (A.G.), Inc.........................................     2,690,187
  117,450   First Security Corporation..................................     1,827,815
   22,000   Legg Mason, Inc.............................................       970,750
   14,000   Marshall & Ilsley Corporation...............................       679,000
   20,000   Robert Half International, Inc.(b)..........................     1,187,500
                                                                          ------------
                                                                             9,963,815
                                                                          ------------
            HEALTH CARE -- 12.4%
   30,000   Beckman Coulter, Inc........................................     1,803,750
   10,000   Forest Laboratories, Inc., Class A(b).......................       885,000
   60,000   Ivax Corporation(b).........................................     2,257,500
    9,000   Medimmune, Inc.(b)..........................................     1,398,375
   12,000   Millennium Pharmaceuticals(b)...............................     1,003,500
   70,000   Mylan Laboratories, Inc.....................................     1,876,875
    8,000   Sepracor, Inc.(b)...........................................       765,000
  108,000   Stryker Corporation.........................................     4,083,749
                                                                          ------------
                                                                            14,073,749
                                                                          ------------
            INDUSTRIAL GOODS & SERVICES -- 1.8%
    9,000   Dexter Corporation..........................................       389,250
   15,000   Fastenal Company............................................       946,875
    8,000   Waters Corporation(b).......................................       756,000
                                                                          ------------
                                                                             2,092,125
                                                                          ------------
            INSURANCE -- 0.8%
   18,000   The PMI Group, Inc..........................................       913,500
                                                                          ------------
            RESEARCH & DEVELOPMENT -- 2.4%
   26,000   Chiron Corporation(b).......................................       986,375
   30,000   Genzyme Corporation, General Division(b)....................     1,704,375
                                                                          ------------
                                                                             2,690,750
                                                                          ------------
            RETAIL -- 5.6%
   28,000   BJ's Wholesale Club, Inc.(b)................................       868,000
   19,000   Claire's Stores, Inc........................................       384,750
    9,000   Dollar Tree Stores, Inc.(b).................................       535,500
   15,000   Hannaford Brothers Company..................................     1,083,750
   28,000   Outback Steakhouse, Inc.(b).................................       848,750
    9,000   Payless Shoesource, Inc.(b).................................       454,500
   14,000   Starbucks Corporation(b)....................................       476,000
   27,000   Tiffany & Company...........................................     1,645,313
                                                                          ------------
                                                                             6,296,563
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                             MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         ------
            COMMON STOCKS (CONTINUED)
            TECHNOLOGY -- 9.0%
  130,000   American Power Conversion Corporation(b)....................  $  4,606,874
   76,500   Cadence Design Systems, Inc.(b).............................     1,224,000
   24,000   Intuit, Inc.(b).............................................       870,000
   42,000   Maxim Integrated Products, Inc.(b)..........................     2,664,375
   15,000   Novellus Systems, Inc.(b)...................................       722,813
                                                                          ------------
                                                                            10,088,062
                                                                          ------------
            TELECOMMUNICATIONS -- 1.7%
    6,000   Adtran, Inc.(b).............................................       369,750
   27,000   Broadwing, Inc..............................................       642,938
    8,000   Telephone & Data Systems, Inc...............................       848,000
                                                                          ------------
                                                                             1,860,688
                                                                          ------------
            UTILITIES -- 8.3%
   43,000   Allegheny Energy, Inc.......................................     1,330,313
   38,700   Cleco Corporation...........................................     1,325,475
   94,000   Energy East Corporation.....................................     2,009,249
   13,000   Hawaiian Electric Industries, Inc...........................       459,063
   28,000   Minnesota Power, Inc........................................       516,250
   42,000   Montana Power Company.......................................     1,588,125
   16,000   Public Service Company of New Mexico........................       267,000
   33,000   Puget Sound Energy, Inc.....................................       761,063
   40,000   SCANA Corporation...........................................     1,035,000
                                                                          ------------
                                                                             9,291,538
                                                                          ------------
            TOTAL COMMON STOCKS.........................................   107,169,904
                                                                          ------------
            INVESTMENT COMPANIES -- 4.7%
5,317,468   AIM Treasury Money Market...................................     5,317,468
                                                                          ------------
            TOTAL INVESTMENT COMPANIES..................................     5,317,468
                                                                          ------------
            TOTAL INVESTMENTS (Cost $84,508,450)(a) -- 100.0%...........   112,487,372
            LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%...............       (23,403)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $112,463,969
                                                                          ============

---------------

(a) The cost for federal income tax and financial reporting purposes is the same. The cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $33,607,888
            Unrealized depreciation............................   (5,628,966)
                                                                 -----------
            Net unrealized appreciation........................  $27,978,922
                                                                 ===========

(b) Non-income producing securities for the fiscal year ended May 31, 2000.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2000

                                                                            MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                        ------
            COMMON STOCKS -- 91.7%
            BUSINESS EQUIPMENT & SERVICES -- 11.7%
    5,000   ADVO, Inc.(b)...............................................  $   160,625
   15,000   American Management Systems(b)..............................      561,563
    4,000   Catalina Marketing Corporation(b)...........................      386,250
    8,000   Choicepoint, Inc.(b)........................................      323,500
    4,000   HNC Software, Inc.(b).......................................      164,000
   10,000   Hyperion Solutions Corporation(b)...........................      313,750
   10,000   Insight Enterprises, Inc.(b)................................      453,750
   20,000   Interim Services, Inc.(b)...................................      402,500
    8,000   Maximus, Inc.(b)............................................      166,000
    5,000   Medquist, Inc.(b)...........................................      206,875
   10,000   National Computer Systems, Inc..............................      454,375
   10,000   RSA Security, Inc.(b).......................................      575,624
    5,000   Tetra Technology, Inc.(b)...................................      110,000
    7,000   True North Communications, Inc..............................      305,813
   10,000   United Stationers, Inc.(b)..................................      320,000
   15,000   Zebra Technologies, Class A(b)..............................      719,999
                                                                          -----------
                                                                            5,624,624
                                                                          -----------
            CAPITAL GOODS -- 7.5%
    7,000   C&D Technologies, Inc.......................................      507,500
    4,000   Coherent, Inc.(b)...........................................      226,000
    3,000   Electro Scientific Industries, Inc.(b)......................      141,750
    7,000   Florida Rock Industries.....................................      276,938
   10,000   Graco, Inc..................................................      320,625
    3,000   Helix Technology Corporation................................      102,188
   25,000   Manitowoc Company, Inc......................................      817,187
   10,000   Methode Electronics.........................................      358,750
   10,000   Roper Industries, Inc.......................................      352,500
    7,000   Technitrol, Inc.............................................      483,000
                                                                          -----------
                                                                            3,586,438
                                                                          -----------
            CONSUMER DURABLES -- 2.5%
   10,000   A.O. Smith Corporation......................................      210,000
    7,000   Copart, Inc.(b).............................................      124,250
   10,000   Gentex Corporation(b).......................................      310,000
    6,000   Harman International Industries, Inc........................      347,250
    5,000   Polaris Industries, Inc.....................................      150,313
    5,000   Tower Automotive, Inc.(b)...................................       69,375
                                                                          -----------
                                                                            1,211,188
                                                                          -----------
            CONSUMER NON-DURABLE -- 6.2%
   15,000   Canandaigua Brands, Inc., Class A(b)........................      785,625
   10,000   Fossil, Inc.(b).............................................      201,250

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                            MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                        ------
            COMMON STOCKS (CONTINUED)
            CONSUMER NON-DURABLE (CONTINUED)
    9,000   NBTY, Inc.(b)...............................................  $   143,438
   10,000   Pacific Sunwear of California, Inc.(b)......................      160,625
   20,000   Timberland Company, Class A(b)..............................    1,477,500
   20,000   Wolverine World Wide, Inc...................................      225,000
                                                                          -----------
                                                                            2,993,438
                                                                          -----------
            CONSUMER SERVICES -- 0.1%
    8,000   Midway Games, Inc.(b).......................................       52,500
                                                                          -----------
            ENERGY -- 4.0%
    2,000   Atwood Oceanics, Inc.(b)....................................      109,375
    8,000   HS Resources, Inc.(b).......................................      268,500
   10,000   Newfield Exploration Company(b).............................      418,750
   28,000   Oceaneering International, Inc.(b)..........................      546,000
    3,000   St. Mary Land & Exploration Company.........................      108,000
   20,000   Vintage Petroleum, Inc......................................      475,000
                                                                          -----------
                                                                            1,925,625
                                                                          -----------
            FINANCIAL SERVICES -- 7.8%
   10,000   Americredit Corporation(b)..................................      184,375
   14,000   Arthur J. Gallagher & Company...............................      541,625
   10,000   Cullen/Frost Bankers, Inc...................................      265,000
    6,000   Dain Rauscher Corporation...................................      357,750
    7,000   Eaton Vance Corporation.....................................      304,500
   10,000   Radian Group, Inc...........................................      550,000
   30,000   Silicon Valley Bancshares(b)................................      984,374
    4,000   U.S. Trust Corporation......................................      568,250
                                                                          -----------
                                                                            3,755,874
                                                                          -----------
            HEALTH CARE -- 12.8%
    6,000   Barr Laboratories, Inc.(b)..................................      324,750
   15,000   Bindley Western Industries, Inc.............................      285,938
    4,000   Cephalon, Inc.(b)...........................................      207,000
    2,500   COR Therapeutics, Inc.(b)...................................      158,438
    5,000   Datascope Corporation.......................................      188,125
    5,000   Enzo Biochem, Inc.(b).......................................      176,250
    3,000   Idec Pharmaceuticals Corporation(b).........................      191,438
    1,500   Incyte Genomics, Inc.(b)....................................       79,125
   10,000   Jones Pharma, Inc...........................................      364,374
    4,000   Medicis Pharmaceutical Corporation, Class A(b)..............      187,000
    4,000   Mentor Corporation..........................................       96,000
   60,000   Orthodontic Centers Of America, Inc.(b).....................    1,376,249
   25,000   Patterson Dental Company(b).................................    1,273,437
    4,000   Priority Healthcare Corporation, Series B(b)................      204,000

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                            MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                        ------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE (CONTINUED)
    2,500   Protein Design Labs, Inc.(b)................................  $   266,563
    6,000   Regeneron Pharmaceutical, Inc.(b)...........................      122,250
    6,000   Resmed, Inc.(b).............................................      144,000
    5,000   Universal Health Services, Inc.(b)..........................      265,625
    3,000   Vertex Pharmaceuticals, Inc.(b).............................      221,625
                                                                          -----------
                                                                            6,132,187
                                                                          -----------
            RAW MATERIALS -- 3.6%
   12,000   Cambrex Corporation.........................................      505,500
    6,000   Macdermid, Inc..............................................      123,000
   25,000   Mueller Industries, Inc.(b).................................      734,374
    5,000   Stillwater Mining Company(b)................................      140,313
    3,000   Techne Corporation(b).......................................      239,813
                                                                          -----------
                                                                            1,743,000
                                                                          -----------
            RESTAURANTS -- 2.3%
   10,000   Applebee's International, Inc...............................      320,625
   10,000   Jack In the Box, Inc.(b)....................................      248,125
   20,000   Ruby Tuesday, Inc...........................................      197,500
    4,000   Sonic Corporation(b)........................................      110,750
    6,000   The Cheesecake Factory, Inc.(b).............................      238,875
                                                                          -----------
                                                                            1,115,875
                                                                          -----------
            RETAIL -- 2.6%
    5,000   99 Cents Only Stores(b).....................................      179,688
   10,000   Cato Corporation............................................      123,750
   10,000   Men's Wearhouse(b)..........................................      199,375
    4,000   Michael Stores, Inc.(b).....................................      171,250
   15,000   Zale Corporation(b).........................................      570,000
                                                                          -----------
                                                                            1,244,063
                                                                          -----------
            SHELTER -- 2.0%
   25,000   D. R. Horton, Inc...........................................      326,563
    5,000   Ethan Allen Interiors, Inc..................................      116,250
   10,000   La-Z-Boy, Inc...............................................      160,625
   18,700   MDC Holdings, Inc...........................................      361,143
                                                                          -----------
                                                                              964,581
                                                                          -----------
            TECHNOLOGY -- 22.0%
    6,000   Actel Corporation(b)........................................      174,750
    5,000   Adaptive Broadband Corporation(b)...........................      132,500
    6,000   Alpha Industries, Inc.(b)...................................      276,375
    7,000   Black Box Corporation(b)....................................      549,500
   10,000   Burr-Brown Corporation(b)...................................      569,375

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                            MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                        ------
            COMMON STOCKS (CONTINUED)
            TECHNOLOGY (CONTINUED)
   15,000   C-Cube Microsystems, Inc.(b)................................  $   257,813
   10,000   Cable Design Technologies Corporation(b)....................      276,875
    5,000   Cognex Corporation(b).......................................      270,313
    5,000   Cohu, Inc...................................................      175,625
   10,000   Commscope, Inc.(b)..........................................      386,250
    7,000   CTS Corporation.............................................      386,313
   20,000   Dallas Semi-Conductor Corporation...........................      799,999
   15,000   Dycom, Inc.(b)..............................................      726,562
    7,000   International Rectifier Corporation(b)......................      288,750
    5,000   Kemet Corporation(b)........................................      335,938
    9,800   Kronos, Inc.(b).............................................      291,550
    2,000   Kulicke & Soffa Industries(b)...............................      100,625
   10,000   Lattice Semiconductor Corporation(b)........................      594,374
    4,000   Macromedia, Inc.(b).........................................      320,500
   10,000   Mercury Interactive Corporation(b)..........................      847,499
    5,000   Micrel, Inc.(b).............................................      318,750
    7,000   Micros Systems, Inc.(b).....................................      221,375
   10,000   National Instruments Corporation(b).........................      363,750
    8,000   P-COM, Inc.(b)..............................................       58,750
    5,000   Plantronics, Inc.(b)........................................      426,875
    5,000   Plexus Corporation(b).......................................      417,500
    3,000   Powerwave Technologies, Inc.(b).............................      162,563
    2,000   Project Software & Development, Inc.(b).....................       43,500
    2,000   Proxim, Inc.(b).............................................      174,625
    5,000   Remedy Corporation(b).......................................      207,500
    7,000   Silicon Valley Group, Inc.(b)...............................      186,375
   10,000   Talk.com, Inc.(b)...........................................       69,063
    4,000   Verity, Inc.(b).............................................      135,000
                                                                          -----------
                                                                           10,547,112
                                                                          -----------
            TELECOMMUNICATIONS -- 2.2%
   10,000   Aspect Communications, Inc.(b)..............................      401,250
    8,141   Harmonic Lightwaves, Inc.(b)................................      363,779
    4,000   Intervoice-Brite, Inc.(b)...................................       57,000
    4,000   Nortel Networks Corporation -- ADR..........................      217,250
                                                                          -----------
                                                                            1,039,279
                                                                          -----------
            TRANSPORTATION & SHIPPING -- 2.0%
   20,000   Arkansas Best Corporation(b)................................      220,000
    5,000   Expeditors International of Washington, Inc.................      202,813
    5,000   Landstar System, Inc.(b)....................................      266,250
   10,000   U.S. Freightways Corporation................................      274,375
                                                                          -----------
                                                                              963,438
                                                                          -----------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2000

                                                                            MARKET
 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                        ------
            COMMON STOCKS (CONTINUED)
            UTILITIES -- 2.4%
   11,000   CH Energy Group, Inc........................................  $   354,063
   20,000   Energen Corporation.........................................      442,499
    1,111   Energy East Corporation.....................................       23,748
   11,500   Piedmont Natural Gas Company, Inc...........................      342,125
                                                                          -----------
                                                                            1,162,435
                                                                          -----------
            TOTAL COMMON STOCKS.........................................   44,061,657
                                                                          -----------
            INVESTMENT COMPANIES -- 8.0%
2,027,160   AIM Treasury Money Market...................................    2,027,160
1,800,000   Dreyfus New York Money Market...............................    1,800,000
                                                                          -----------
            TOTAL INVESTMENT COMPANIES..................................    3,827,160
                                                                          -----------
            TOTAL INVESTMENTS (Cost $42,198,151)(a) -- 99.7%               47,888,817
            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...............      161,903
                                                                          -----------
            NET ASSETS -- 100.0%........................................  $48,050,720
                                                                          ===========

---------------

(a) The cost for federal income tax and financial reporting purposes is the same. The cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $10,039,223
            Unrealized depreciation............................   (4,348,557)
                                                                 -----------
            Net unrealized appreciation........................  $ 5,690,666
                                                                 ===========

(b) Non-income producing security for the fiscal year ended May 31, 2000.

ADR -- American Depositary Receipt

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
May 31, 2000

                                                                              THE SHORT TERM    THE INTERMEDIATE
                                                               THE MONEY        GOVERNMENT      TERM GOVERNMENT
                                                              MARKET FUND      INCOME FUND        INCOME FUND
                                                              ------------    --------------    ----------------
ASSETS:
  Investments, at market value (cost $526,230,432,
    $93,296,034 and $153,673,188, respectively).............  $526,230,432     $91,758,124        $149,622,220
  Interest and dividends receivable.........................     1,842,070         705,795           2,094,365
  Receivable for capital shares issued......................            --              --                 502
  Prepaid expenses..........................................        19,487           6,465               8,595
                                                              ------------     -----------        ------------
      TOTAL ASSETS..........................................   528,091,989      92,470,384         151,725,682
                                                              ------------     -----------        ------------
LIABILITIES:
  Dividends payable.........................................     2,628,192         422,037             756,732
  Payable for investments purchased.........................     9,997,457              --           3,249,245
  Accrued expenses and other liabilities:
    Advisory................................................        90,078          31,299              55,640
    Administration..........................................         6,095           2,256               3,621
    Distribution............................................        17,887             875               1,274
    Audit...................................................         7,973           7,434               7,499
    Transfer agent..........................................        31,249          12,938              15,613
    Other liabilities.......................................        63,403          10,898              16,953
                                                              ------------     -----------        ------------
      TOTAL LIABILITIES.....................................    12,842,334         487,737           4,106,577
                                                              ------------     -----------        ------------
  NET ASSETS................................................  $515,249,655     $91,982,647        $147,619,105
                                                              ============     ===========        ============
COMPOSITION OF NET ASSETS:
  Capital...................................................  $515,251,393     $96,397,043        $161,220,932
  Accumulated net investment income/(distributions in
    excess).................................................        15,546         (21,156)            (47,506)
  Accumulated net realized loss from investment
    transactions............................................       (17,284)     (2,855,330)         (9,503,353)
  Net unrealized depreciation from investment
    transactions............................................            --      (1,537,910)         (4,050,968)
                                                              ------------     -----------        ------------
  NET ASSETS................................................  $515,249,655     $91,982,647        $147,619,105
                                                              ============     ===========        ============
INSTITUTIONAL CLASS SHARES:
  Net Assets................................................  $432,089,725     $87,516,570        $141,403,777
  Shares outstanding (par value $0.001, unlimited number of
    authorized shares)......................................   432,089,302       9,056,096          14,762,098
                                                              ============     ===========        ============
  Net Asset Value, Offering Price and Redemption Price per
    share...................................................  $       1.00     $      9.66        $       9.58
                                                              ============     ===========        ============
CLASS A SHARES:
  Net Assets................................................  $ 82,851,985     $ 4,466,077        $  6,138,984
  Shares outstanding (par value $0.001, unlimited number of
    authorized shares)......................................    82,854,145         462,290             641,333
                                                              ============     ===========        ============
  Net Asset Value and Redemption Price per share............  $       1.00     $      9.66        $       9.57
                                                              ============     ===========        ============
  Maximum sales charge......................................           N/A            3.00%               5.25%
                                                              ============     ===========        ============
  Maximum Offering Price per share (Net Asset
    Value/(100%-maximum sales charge).......................  $       1.00     $      9.96        $      10.10
                                                              ============     ===========        ============
CLASS B SHARES:
  Net Assets................................................  $    307,945                        $     76,344
  Shares outstanding (par value $0.001, unlimited number of
    authorized shares)......................................       307,946                               7,974
                                                              ============                        ============
  Net Asset Value, Offering Price and Redemption Price per
    share*..................................................  $       1.00                        $       9.57
                                                              ============                        ============

---------------

* Redemption price varies based on length of time shares are held.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
May 31, 2000

                                                              THE LARGE CAP    THE MID CAP     THE SMALL CAP
                                                               EQUITY FUND     EQUITY FUND      EQUITY FUND
                                                              -------------    ------------    -------------
ASSETS:
  Investments, at market value (cost $164,025,882,
    $84,508,450 and $42,198,151, respectively)..............  $351,786,120     $112,487,372    $ 47,888,817
  Interest and dividends receivable.........................       517,899          104,199          18,907
  Receivable for capital shares issued......................        18,596              480              --
  Receivable for investments sold...........................            --               --         194,406
  Deferred organization costs...............................            --               --           4,408
  Prepaid expenses..........................................        16,432            9,041           6,470
                                                              ------------     ------------    ------------
      TOTAL ASSETS..........................................   352,339,047      112,601,092      48,113,008
                                                              ------------     ------------    ------------
LIABILITIES:
  Dividends payable.........................................       206,571               --              --
  Payable for capital shares redeemed.......................       242,099           13,676              --
  Accrued expenses and other liabilities:
    Advisory................................................       178,176           70,862          33,217
    Administration..........................................         8,465            2,654           1,139
    Distribution............................................        17,237            3,724             837
    Audit...................................................         7,739            7,457           7,379
    Transfer agent..........................................        33,869           23,017          13,816
    Other liabilities.......................................        41,180           15,733           5,900
                                                              ------------     ------------    ------------
      TOTAL LIABILITIES.....................................       735,336          137,123          62,288
                                                              ------------     ------------    ------------
  NET ASSETS................................................  $351,603,711     $112,463,969    $ 48,050,720
                                                              ============     ============    ============
COMPOSITION OF NET ASSETS:
  Capital...................................................   143,256,069       70,338,604      57,175,211
  Accumulated net investment income.........................        50,843               --              --
  Accumulated net realized gain/(loss) from investment
    transactions............................................    20,536,561       14,146,443     (14,815,157)
  Net unrealized appreciation from investment
    transactions............................................   187,760,238       27,978,922       5,690,666
                                                              ------------     ------------    ------------
  NET ASSETS................................................  $351,603,711     $112,463,969    $ 48,050,720
                                                              ============     ============    ============
INSTITUTIONAL CLASS SHARES:
  Net Assets................................................  $290,637,201     $ 95,306,858    $ 44,030,947
  Shares outstanding (par value $0.001, unlimited number of
    authorized shares)......................................    10,081,149        5,565,155       5,294,669
                                                              ============     ============    ============
  Net Asset Value, Offering Price and Redemption Price per
    share...................................................  $      28.83     $      17.13    $       8.32
                                                              ============     ============    ============
CLASS A SHARES:
  Net Assets................................................  $ 53,777,415     $ 16,708,468    $  3,966,731
  Shares outstanding (par value $0.001, unlimited number of
    authorized shares)......................................     1,868,382          979,021         480,452
                                                              ============     ============    ============
  Net Asset Value and Redemption Price per share............  $      28.78     $      17.07    $       8.26
                                                              ============     ============    ============
  Maximum sales charge......................................          5.25%            5.25%           5.25%
                                                              ============     ============    ============
  Maximum Offering Price per share (Net Asset
    Value/(100%-maximum sales charge))......................  $      30.37     $      18.02    $       8.72
                                                              ============     ============    ============
CLASS B SHARES:
  Net Assets................................................  $  7,189,095     $    448,643    $     53,042
  Shares outstanding (par value $0.001, unlimited number of
    authorized shares)......................................       251,778           26,672           6,497
                                                              ============     ============    ============
  Net Asset Value, Offering Price and Redemption Price per
    share*..................................................  $      28.55     $      16.82    $       8.16
                                                              ============     ============    ============

---------------

* Redemption Price varies based on length of time shares are held.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the year ended May 31, 2000

                                                                    THE SHORT TERM   THE INTERMEDIATE
                                                       THE MONEY      GOVERNMENT     TERM GOVERNMENT
                                                      MARKET FUND    INCOME FUND       INCOME FUND
                                                      -----------   --------------   ----------------
INVESTMENT INCOME:
  Interest income...................................  $28,551,582    $ 6,487,429       $ 9,893,961
  Dividend income...................................       15,859         46,105            59,657
                                                      -----------    -----------       -----------
  TOTAL INVESTMENT INCOME...........................   28,567,441      6,533,534         9,953,618
                                                      -----------    -----------       -----------
EXPENSES:
  Advisory..........................................    1,527,082        443,117           785,403
  Administration....................................      763,550        166,170           235,623
  Distribution:
     Class A Shares.................................      229,282         12,794            17,223
     Class B Shares.................................        5,818             --               899
  Accounting........................................       36,259         40,196            57,174
  Custodian.........................................      203,612         44,312            62,833
  Transfer agency...................................       90,178         41,482            63,129
  Other expenses....................................      137,712         42,683            53,138
                                                      -----------    -----------       -----------
     Total expenses before voluntary/contractual
       waivers......................................    2,993,493        790,754         1,275,422
                                                      -----------    -----------       -----------
     Expenses voluntarily/contractually waived......     (956,719)            --           (78,540)
                                                      -----------    -----------       -----------
     NET EXPENSES...................................    2,036,774        790,754         1,196,882
                                                      -----------    -----------       -----------
  NET INVESTMENT INCOME.............................   26,530,667      5,742,780         8,756,736
                                                      -----------    -----------       -----------
NET REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment
     transactions...................................         (683)      (795,728)       (4,999,827)
  Change in unrealized appreciation/(depreciation)
     from investments...............................           --       (671,355)       (2,779,369)
                                                      -----------    -----------       -----------
  Net realized/unrealized losses from investments...         (683)    (1,467,083)       (7,779,196)
                                                      -----------    -----------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS......  $26,529,984    $ 4,275,697       $   977,540
                                                      ===========    ===========       ===========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the year ended May 31, 2000

                                                      THE LARGE CAP   THE MID CAP    THE SMALL CAP
                                                       EQUITY FUND    EQUITY FUND     EQUITY FUND
                                                      -------------   ------------   -------------
INVESTMENT INCOME:
  Interest income...................................   $    51,596    $     15,361    $     1,249
  Dividend income...................................     4,629,407       1,297,406        464,703
                                                       -----------    ------------    -----------
  TOTAL INVESTMENT INCOME...........................     4,681,003       1,312,767        465,952
                                                       -----------    ------------    -----------
EXPENSES:
  Advisory..........................................     2,161,103         913,111        569,533
  Administration....................................       540,281         182,624         85,431
  Distribution:
     Class A Shares.................................       147,225          47,464         12,034
     Class B Shares.................................        55,018           2,691            605
  Accounting........................................        41,322          43,703         47,708
  Custodian.........................................       144,074          48,700         22,781
  Transfer agency...................................       150,574          93,215         51,446
  Other expenses....................................       110,040          63,824         38,846
                                                       -----------    ------------    -----------
     Total expenses before voluntary/contractual
       waivers......................................     3,349,637       1,395,332        828,384
     Expenses voluntarily/contractually waived......            --              --        (93,176)
                                                       -----------    ------------    -----------
     NET EXPENSES...................................     3,349,637       1,395,332        735,208
                                                       -----------    ------------    -----------
  NET INVESTMENT INCOME/(LOSS)......................     1,331,366         (82,565)      (269,256)
                                                       -----------    ------------    -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM
  INVESTMENTS:
  Net realized gains/(losses) from investment
     transactions...................................    21,594,267      24,606,485     (9,328,002)
  Change in unrealized appreciation/(depreciation)
     from investments...............................    (3,788,229)    (13,531,448)    11,191,861
                                                       -----------    ------------    -----------
  Net realized/unrealized gain from investments.....    17,806,038      11,075,037      1,863,859
                                                       -----------    ------------    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS......   $19,137,404    $ 10,992,472    $ 1,594,603
                                                       ===========    ============    ===========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                              THE SHORT TERM             THE INTERMEDIATE TERM
                                             THE MONEY MARKET FUND        GOVERNMENT INCOME FUND        GOVERNMENT INCOME FUND
                                          ---------------------------   ---------------------------   ---------------------------
                                              FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                          ---------------------------   ---------------------------   ---------------------------
                                            MAY 31,        MAY 31,        MAY 31,        MAY 31,        MAY 31,        MAY 31,
                                              2000           1999           2000           1999           2000           1999
                                            -------        -------        -------        -------        -------        -------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income..................  $ 26,530,667   $ 23,539,572   $  5,742,780   $  6,201,064   $  8,756,736   $  6,957,424
 Net realized gains/(losses) from
   investment transactions..............          (683)           368       (795,728)       622,218     (4,999,827)        (8,702)
Change in unrealized
 appreciation/(depreciation) from
 investments............................            --             --       (671,355)    (1,353,286)    (2,779,369)    (5,136,917)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................    26,529,984     23,539,940      4,275,697      5,469,996        977,540      1,811,805
                                          ------------   ------------   ------------   ------------   ------------   ------------
DIVIDENDS:
 From net investment income:
   Institutional Class Shares...........   (21,932,862)   (19,023,056)    (5,489,935)    (5,931,094)    (8,386,458)    (6,601,612)
   Class A Shares*......................    (4,572,163)    (4,515,204)      (252,845)      (269,970)      (366,173)      (354,297)
   Class B Shares**.....................       (25,657)        (1,312)            --             --         (4,105)        (1,497)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
 DIVIDENDS..............................   (26,530,682)   (23,539,572)    (5,742,780)    (6,201,064)    (8,756,736)    (6,957,406)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS...........................    38,527,269     53,904,549    (25,291,153)    (3,911,638)    (7,831,581)    45,666,999
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS....................    38,526,571     53,904,917    (26,758,236)    (4,642,706)   (15,610,777)    40,521,398
NET ASSETS:
 Beginning of period....................   476,723,084    422,818,167    118,740,883    123,383,589    163,229,882    122,708,484
                                          ------------   ------------   ------------   ------------   ------------   ------------
 End of period..........................  $515,249,655   $476,723,084   $ 91,982,647   $118,740,883   $147,619,105   $163,229,882
                                          ============   ============   ============   ============   ============   ============

---------------

 * On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares.
** Class B Shares commenced operations on October 2, 1998.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                           THE LARGE CAP EQUITY FUND      THE MID CAP EQUITY FUND      THE SMALL CAP EQUITY FUND
                                          ---------------------------   ---------------------------   ---------------------------
                                              FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                          ---------------------------   ---------------------------   ---------------------------
                                            MAY 31,        MAY 31,        MAY 31,        MAY 31,        MAY 31,        MAY 31,
                                              2000           1999           2000           1999           2000           1999
                                            -------        -------        -------        -------        -------        -------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss)...........  $  1,331,366   $  1,731,703   $    (82,565)  $    494,152   $   (269,256)  $   (232,031)
 Net realized gains/(losses) from
   investment transactions..............    21,594,267      8,542,654     24,606,485     13,880,187     (9,328,002)    (5,487,155)
 Change in unrealized
   appreciation/(depreciation) from
   investments..........................    (3,788,229)    41,686,819    (13,531,448)   (20,334,170)    11,191,861     (6,102,658)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................    19,137,404     51,961,176     10,992,472     (5,959,831)     1,594,603    (11,821,844)
                                          ------------   ------------   ------------   ------------   ------------   ------------
DIVIDENDS:
 From net investment income:
   Institutional Class Shares...........    (1,128,430)    (1,525,133)            --       (463,652)            --             --
   Class A Shares*......................      (131,647)      (194,139)            --        (30,473)            --             --
   Class B Shares**.....................            --         (2,462)            --            (27)            --             --
 In excess of net investment income
   Institutional Class Shares...........            --             --             --         (3,514)            --             --
   Class A Shares*......................            --             --             --           (231)            --             --
 Net realized gains on investments
   Institutional Class Shares...........    (7,872,229)   (10,852,696)   (16,578,990)    (9,135,108)            --       (557,755)
   Class A Shares*......................    (1,580,158)    (2,102,671)    (3,033,802)    (1,263,784)            --        (47,284)
   Class B Shares**.....................      (138,492)       (15,605)       (41,671)        (5,866)            --           (361)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
 DIVIDENDS..............................   (10,850,956)   (14,692,706)   (19,654,463)   (10,902,655)            --       (605,400)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS...........................    (7,506,909)    12,496,027     (5,751,460)   (43,674,070)   (13,384,358)     7,113,475
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS....................       779,539     49,764,497    (14,413,451)   (60,536,556)   (11,789,755)    (5,313,769)
NET ASSETS:
 Beginning of period....................   350,824,172    301,059,675    126,877,420    187,413,976     59,840,475     65,154,244
                                          ------------   ------------   ------------   ------------   ------------   ------------
 End of period..........................  $351,603,711   $350,824,172   $112,463,969   $126,877,420   $ 48,050,720   $ 59,840,475
                                          ============   ============   ============   ============   ============   ============

---------------

 * On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares.
** Class B Shares commenced operations on October 2, 1998.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- May 31, 2000

1.   ORGANIZATION:
     Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of six separate portfolios: The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Small Cap Equity Fund, collectively (the "Funds"), or individually (the "Fund"). Each Fund has three classes of shares, the Institutional Class Shares, Class A Shares (formerly, Consumer Service Class), and Class B Shares, except for The Short Term Government Income Fund which offers the Institutional Class Shares and Class A Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under distribution plans, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES:
     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

        SECURITY VALUATION:
        Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value as determined by the Board of Trustees.

        The value of each equity security held by the Funds is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, as the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or at the direction of the Board of Trustees.

        SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
        Security transactions are accounted for on the trade date with realized gain or loss on the sale of investments determined by using the identified cost method. Interest income is recognized on the accrual basis and, where applicable, includes the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

        REPURCHASE AGREEMENTS:
        The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member Banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. It is the Funds' policy to receive and maintain securities as collateral whose market value, including accrued interest, will be at least 100% of the dollar amount invested by that Fund in each agreement, and that Fund will make payment for

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2000

        such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, it is the Funds' policy that the value of the collateral be marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        EXPENSE ALLOCATION:
        Expenses with respect to any two or more Funds are allocated in proportion to the net assets of each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be determined fairly. Expenses directly attributable to a Fund are charged to that Fund. The expenses of the Funds are allocated to each class of shares on a pro-rata basis.

        ORGANIZATION EXPENSES:
        Costs incurred in connection with the organization and initial registration of each Fund were deferred and are being amortized over a sixty-month period beginning with each Fund's commencement of operations.

        DIVIDENDS TO SHAREHOLDERS:
        The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Government Income Fund declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly for The Large Cap Equity Fund, The Mid Cap Equity Fund and The Small Cap Equity Fund.

        The Funds' net realized gains, if any, are distributed to the shareholders at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

        The amounts of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

        Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

        For the year ended May 31, 2000, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                    ACCUMULATED         ACCUMULATED
                                                 UNDISTRIBUTED NET   UNDISTRIBUTED NET
                                                    INVESTMENT       REALIZED GAIN/LOSS
                                                    INCOME/LOSS        ON INVESTMENTS
                                                 -----------------   ------------------
The Short Term Government Income Fund..........      $  2,347            $  (2,347)
The Intermediate Term Government Income Fund...          (400)                 400
The Mid Cap Equity Fund........................        85,610              (85,610)
The Small Cap Equity Fund......................       269,256                   --

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2000

     3. TRANSACTIONS WITH AFFILIATES:

        ADVISOR AND CUSTODIAN:
        Trustmark National Bank ("Trustmark") acts as Investment Advisor to the Funds. Trustmark is entitled to receive a fee, computed daily and paid monthly, based on average daily net assets. For the year ended May 31, 2000, the advisory fee rates and voluntary waivers were as follows:

                                             INVESTMENT         INVESTMENT ADVISORY
                                            ADVISORY FEE   FEES VOLUNTARILY/CONTRACTUALLY
                                                RATE                   WAIVED
                                            ------------   ------------------------------
The Money Market Fund.....................     0.30%                  $549,495
The Short Term Government Income Fund.....     0.40%                        --
The Intermediate Term Government Income
  Fund....................................     0.50%                    78,540
The Large Cap Equity Fund.................     0.60%                        --
The Mid Cap Equity Fund...................     0.75%                        --
The Small Cap Equity Fund.................     1.00%                    93,176

        Trustmark is the Custodian of the Funds' cash and securities. For these services, Trustmark is entitled to a fee computed daily and paid monthly, based on average daily net assets, at the annual rate of 0.04%.

        ADMINISTRATION:
        BISYS Fund Services Ohio, Inc. ("BISYS"), is a wholly-owned subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers and trustees of the Funds are affiliated, serves as the Trust's administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Funds. Under terms of the administration agreement, BISYS is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. For the year ended May 31, 2000, BISYS voluntarily waived administration fees of $407,224 for the Money Market Fund.

        DISTRIBUTION PLAN:
        Performance Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Funds' distribution agent (the "Distributor"). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at a rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares of the Funds for amounts representing actual expenses incurred by the Distributor for marketing costs and services rendered in distributing the Funds' shares.

        For the year ended May 31, 2000, BISYS as the Funds' distributor received $86,903 from commissions earned on sales of the Funds of which $86,848 was re-allowed to Trustmark, Distributor, Trustmark National Bank and BISYS (affiliated broker/dealers).

        FUND ACCOUNTING AND TRANSFER AGENCY:
        BISYS provides fund accounting and transfer agency services for all classes of each Fund and receives an annual per fund fee accrued daily and paid monthly.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2000

4.   SECURITY PURCHASES AND SALES:
     Purchases and sales of securities for the year ended May 31, 2000, other than short term securities, were as follows:

                                                      PURCHASES       SALES
                                                     -----------   -----------
The Short Term Government Income Fund..............  $35,061,954   $60,818,423
The Intermediate Term Government Income Fund.......   82,267,902    89,159,889
The Large Cap Equity Fund..........................   31,230,113    40,619,691
The Mid Cap Equity Fund............................   66,959,193    94,173,830
The Small Cap Equity Fund..........................   37,718,875    53,744,057

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2000

5.   SHARES OF BENEFICIAL INTEREST:
     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                                                                             THE SHORT TERM
                                           THE MONEY MARKET FUND         GOVERNMENT INCOME FUND
                                       -----------------------------   ---------------------------
                                            FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       -----------------------------   ---------------------------
                                          MAY 31,         MAY 31,        MAY 31,        MAY 31,
                                           2000            1999            2000           1999
                                       -------------   -------------   ------------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
  Proceeds from shares issued........  $ 744,783,074   $ 860,491,305   $ 14,891,738   $ 22,521,460
  Dividends reinvested...............        207,484         141,718      3,452,594      4,137,050
  Cost of shares redeemed............   (695,077,846)   (827,479,603)   (42,576,345)   (33,038,180)
                                       -------------   -------------   ------------   ------------
Institutional Class Shares capital
  transactions.......................     49,912,712      33,153,420    (24,232,013)    (6,379,670)
                                       -------------   -------------   ------------   ------------
CLASS A SHARES:
  Proceeds from shares issued........    129,424,712     207,215,008      1,548,937     10,022,861
  Dividends reinvested...............      4,458,728       4,404,063        221,025        207,150
  Cost of shares redeemed............   (145,378,448)   (191,066,323)    (2,829,102)    (7,761,979)
                                       -------------   -------------   ------------   ------------
Class A Shares capital
  transactions.......................    (11,495,008)     20,552,748     (1,059,140)     2,468,032
                                       -------------   -------------   ------------   ------------
CLASS B SHARES:
  Proceeds from shares issued........      1,663,489         242,396             --             --
  Dividends reinvested...............         21,339             563             --             --
  Cost of shares redeemed............     (1,575,263)        (44,578)            --             --
                                       -------------   -------------   ------------   ------------
Class B Shares capital
  transactions.......................        109,565         198,381             --             --
                                       -------------   -------------   ------------   ------------
Change in net assets from capital
  transactions.......................  $  38,527,269   $  53,904,549   $(25,291,153)  $ (3,911,638)
                                       =============   =============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
  Issued.............................    744,783,074     860,491,305      1,537,912      2,276,708
  Reinvested.........................        207,484         141,718        355,533        417,987
  Redeemed...........................   (695,077,846)   (827,479,603)    (4,394,952)    (3,343,447)
                                       -------------   -------------   ------------   ------------
Change in Institutional Class
  Shares.............................     49,912,712      33,153,420     (2,501,507)      (648,752)
                                       -------------   -------------   ------------   ------------
CLASS A SHARES:
  Issued.............................    129,424,712     207,215,008        159,845      1,013,580
  Reinvested.........................      4,458,728       4,404,063         22,762         20,931
  Redeemed...........................   (145,378,448)   (191,066,323)      (292,069)      (785,701)
                                       -------------   -------------   ------------   ------------
Change in Class A Shares.............    (11,495,008)     20,552,748       (109,462)       248,810
                                       -------------   -------------   ------------   ------------
CLASS B SHARES:
  Issued.............................      1,663,489         242,396             --             --
  Reinvested.........................         21,339             563             --             --
  Redeemed...........................     (1,575,263)        (44,578)            --             --
                                       -------------   -------------   ------------   ------------
Change in Class B Shares.............        109,565         198,381             --             --
                                       -------------   -------------   ------------   ------------
Change in shares from share
  transactions.......................     38,527,269      53,904,549     (2,610,969)      (399,942)
                                       =============   =============   ============   ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2000

                                            THE INTERMEDIATE TERM
                                           GOVERNMENT INCOME FUND       THE LARGE CAP EQUITY FUND
                                         ---------------------------   ---------------------------
                                             FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                         ---------------------------   ---------------------------
                                           MAY 31,        MAY 31,        MAY 31,        MAY 31,
                                             2000           1999           2000           1999
                                         ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
  Proceeds from shares issued..........  $ 24,994,743   $ 69,320,815   $ 58,299,170   $ 70,031,838
  Dividends reinvested.................     5,102,891      4,361,842      6,316,198      8,754,787
  Cost of shares redeemed..............   (36,174,696)   (32,678,463)   (69,459,265)   (81,091,911)
                                         ------------   ------------   ------------   ------------
Institutional Class Shares capital
  transactions.........................    (6,077,062)    41,004,194     (4,843,897)    (2,305,286)
                                         ------------   ------------   ------------   ------------
CLASS A SHARES:
  Proceeds from shares issued..........     2,501,225     10,741,856     11,329,764     27,845,438
  Dividends reinvested.................       345,206        301,726      1,737,607      2,229,016
  Cost of shares redeemed..............    (4,587,254)    (6,479,606)   (19,928,937)   (18,192,026)
                                         ------------   ------------   ------------   ------------
Class A Shares capital transactions....    (1,740,823)     4,563,976     (6,861,566)    11,882,428
                                         ------------   ------------   ------------   ------------
CLASS B SHARES:
  Proceeds from shares issued..........        13,696        103,713      4,822,497      3,050,623
  Dividends reinvested.................         3,254            961        139,321         15,628
  Cost of shares redeemed..............       (30,646)        (5,845)      (763,264)      (147,366)
                                         ------------   ------------   ------------   ------------
Class B Shares capital transactions....       (13,696)        98,829      4,198,554      2,918,885
                                         ------------   ------------   ------------   ------------
Change in net assets from capital
  transactions.........................  $ (7,831,581)  $ 45,666,999   $ (7,506,909)  $ 12,496,027
                                         ============   ============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
  Issued...............................     2,563,482      6,641,753      2,009,354      2,599,703
  Reinvested...........................       521,362        417,298        212,622        337,983
  Redeemed.............................    (3,725,882)    (3,134,893)    (2,389,491)    (3,082,063)
                                         ------------   ------------   ------------   ------------
Change in Institutional Class Shares...      (641,038)     3,924,158       (167,515)      (144,377)
                                         ------------   ------------   ------------   ------------
CLASS A SHARES:
  Issued...............................       258,145      1,029,738        390,596      1,045,212
  Reinvested...........................        35,276         28,909         58,447         86,013
  Redeemed.............................      (469,987)      (624,348)      (677,467)      (695,145)
                                         ------------   ------------   ------------   ------------
Change in Class A Shares...............      (176,566)       434,299       (228,424)       436,080
                                         ------------   ------------   ------------   ------------
CLASS B SHARES:
  Issued...............................         1,392          9,889        167,703        110,466
  Reinvested...........................           333             93          4,689            602
  Redeemed.............................        (3,174)          (558)       (26,576)        (5,106)
                                         ------------   ------------   ------------   ------------
Change in Class B Shares...............        (1,449)         9,424        145,816        105,962
                                         ------------   ------------   ------------   ------------
Change in shares from share
  transactions.........................      (819,053)     4,367,881       (250,123)       397,665
                                         ============   ============   ============   ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2000

                                          THE MID CAP EQUITY FUND       THE SMALL CAP EQUITY FUND
                                        ----------------------------   ---------------------------
                                             FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        ----------------------------   ---------------------------
                                          MAY 31,         MAY 31,        MAY 31,        MAY 31,
                                            2000           1999            2000           1999
                                        ------------   -------------   ------------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
  Proceeds from shares issued.........  $ 30,527,956   $  82,245,888   $ 17,049,267   $ 21,706,370
  Dividends reinvested................    10,514,525       7,681,184             --        477,076
  Cost of shares redeemed.............   (44,557,016)   (137,448,633)   (29,174,963)   (17,955,879)
                                        ------------   -------------   ------------   ------------
Institutional Class Shares capital
  transactions........................    (3,514,535)    (47,521,561)   (12,125,696)     4,227,567
                                        ------------   -------------   ------------   ------------
CLASS A SHARES:
  Proceeds from shares issued.........     4,817,489      18,693,226      1,960,592      7,569,762
  Dividends reinvested................     3,002,076       1,282,375             --         46,954
  Cost of shares redeemed.............   (10,400,955)    (16,263,214)    (3,224,461)    (4,780,863)
                                        ------------   -------------   ------------   ------------
Class A Shares capital transactions...    (2,581,390)      3,712,387     (1,263,869)     2,835,853
                                        ------------   -------------   ------------   ------------
CLASS B SHARES:
  Proceeds from shares issued.........       334,204         158,259         17,226         51,475
  Dividends reinvested................        39,233           5,893             --            361
  Cost of shares redeemed.............       (28,972)        (29,048)       (12,019)        (1,781)
                                        ------------   -------------   ------------   ------------
Class B Shares capital transactions...       344,465         135,104          5,207         50,055
                                        ------------   -------------   ------------   ------------
Change in net assets from capital
  transactions........................  $ (5,751,460)  $ (43,674,070)  $(13,384,358)  $  7,113,475
                                        ============   =============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
  Issued..............................     1,661,967       4,603,263      1,996,005      2,604,408
  Reinvested..........................       598,256         434,567             --         56,259
  Redeemed............................    (2,408,214)     (7,686,447)    (3,434,926)    (2,119,428)
                                        ------------   -------------   ------------   ------------
Change in Institutional Class
  Shares..............................      (147,991)     (2,648,617)    (1,438,921)       541,239
                                        ------------   -------------   ------------   ------------
CLASS A SHARES:
  Issued..............................       268,056         978,170        232,791        821,201
  Reinvested..........................       171,147          72,599             --          5,557
  Redeemed............................      (557,840)       (913,182)      (379,281)      (573,601)
                                        ------------   -------------   ------------   ------------
Change in Class A Shares..............      (118,637)        137,587       (146,490)       253,157
                                        ------------   -------------   ------------   ------------
CLASS B SHARES:
  Issued..............................        18,498           8,674          2,092          6,054
  Reinvested..........................         2,261             334             --             43
  Redeemed............................        (1,559)         (1,536)        (1,490)          (201)
                                        ------------   -------------   ------------   ------------
Change in Class B Shares..............        19,200           7,472            602          5,896
                                        ------------   -------------   ------------   ------------
Change in shares from share
  transactions........................      (247,428)     (2,503,558)    (1,584,809)       800,292
                                        ============   =============   ============   ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2000

6.   FEDERAL INCOME TAXES:
     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     At May 31, 2000, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations:

                                                            AMOUNT      EXPIRES
                                                          ----------    -------
The Money Market Fund...................................  $   16,481     2006
                                                                 520     2008
The Short Term Government Income Fund...................   1,466,013     2003
                                                             595,936     2005
                                                             210,095     2008
The Intermediate Term Government Income Fund............   4,066,366     2003
                                                             114,007     2005
                                                             314,674     2008
The Small Cap Equity Fund...............................   1,553,247     2007
                                                           6,561,229     2008

       To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

7.   FEDERAL INCOME TAXES INFORMATION (UNAUDITED):
     During the year ended May 31, 2000 the Funds declared long term capital gain distributions as follows:

                                                               LONG-TERM
                                                                  20%
                                                              -----------
The Large Cap Equity Fund...................................  $ 9,590,879
The Mid Cap Equity Fund.....................................   16,261,930

       For corporate shareholders the percentage of the total ordinary income distributions paid during the year ended May 31, 2000, that qualify for the corporate dividend received deduction, are as follows:

                                                              PERCENTAGE
                                                              ----------
The Large Cap Equity Fund...................................    100.00%
The Mid Cap Equity Fund.....................................     12.31%

       Realized capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses:

                                                               POST-OCTOBER
                                                              CAPITAL LOSSES
                                                              --------------
The Money Market Fund.......................................    $      283
The Short Term Government Income Fund.......................       583,286
The Intermediate Term Government Income Fund................     4,916,082
The Small Cap Equity Fund...................................     6,700,681

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

                                                                                    FOR THE YEAR ENDED
                                                         ------------------------------------------------------------------------
                                                         MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
INSTITUTIONAL CLASS SHARES                               ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....................      $1.00          $1.00          $1.00          $1.00          $1.00
                                                             ------         ------         ------         ------         ------
INVESTMENT ACTIVITIES:
  Net investment income.................................       0.05           0.05           0.05           0.05           0.05
                                                             ------         ------         ------         ------         ------
  Total from investment activities......................       0.05           0.05           0.05           0.05           0.05
                                                             ------         ------         ------         ------         ------
DIVIDENDS:
  Net investment income.................................      (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
                                                             ------         ------         ------         ------         ------
  Total dividends.......................................      (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
                                                             ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD..........................      $1.00          $1.00          $1.00          $1.00          $1.00
                                                             ------         ------         ------         ------         ------
                                                             ------         ------         ------         ------         ------
TOTAL RETURN............................................       5.38%          5.05%          5.43%          5.34%          5.60%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)..............   $432,090       $382,178       $349,024       $320,732       $366,966
  Ratio of expenses to average net assets...............       0.35%          0.35%          0.33%          0.25%          0.24%
  Ratio of net investment income to average net
    assets..............................................       5.26%          4.92%          5.31%          5.20%          5.42%
  Ratio of expenses to average net assets(a)............       0.54%          0.59%          0.57%          0.51%          0.54%

---------------

(a) During the period certain fees were voluntarily/contractually waived. If such fee waivers had not occurred, the ratio would have been as indicated.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                                    FOR THE YEAR ENDED
                                                         ------------------------------------------------------------------------
                                                         MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
CLASS A SHARES(a)                                        ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....................      $1.00          $1.00          $1.00          $1.00          $1.00
                                                             ------         ------         ------         ------         ------
INVESTMENT ACTIVITIES:
  Net investment income.................................       0.05           0.05           0.05           0.04           0.05
                                                             ------         ------         ------         ------         ------
  Total from investment activities......................       0.05           0.05           0.05           0.04           0.05
                                                             ------         ------         ------         ------         ------
DIVIDENDS:
  Net investment income.................................      (0.05)         (0.05)         (0.05)         (0.04)         (0.05)
                                                             ------         ------         ------         ------         ------
  Total dividends.......................................      (0.05)         (0.05)         (0.05)         (0.04)         (0.05)
                                                             ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD..........................      $1.00          $1.00          $1.00          $1.00          $1.00
                                                             ------         ------         ------         ------         ------
                                                             ------         ------         ------         ------         ------
TOTAL RETURN............................................       5.12%          4.79%          5.18%          5.07%          5.33%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)..............    $82,852        $94,347        $73,794        $92,220        $25,216
  Ratio of expenses to average net assets...............       0.60%          0.60%          0.58%          0.38%          0.49%
  Ratio of net investment income to average net
    assets..............................................       4.99%          4.67%          5.06%          5.23%          5.17%
  Ratio of expenses to average net assets(b)............       0.79%          0.84%          0.82%          0.48%          0.79%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A shares.

(b) During the period certain fees were voluntarily/contractually waived. If such fee waivers had not occurred, the ratio would have been as indicated.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                FOR THE          FOR THE
                                                               YEAR ENDED     PERIOD ENDED
                                                              MAY 31, 2000   MAY 31, 1999(a)
CLASS B SHARES                                                ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $1.00            $1.00
                                                              --------        ---------
INVESTMENT ACTIVITIES:
  Net investment income.....................................      0.04             0.02
                                                              --------        ---------
  Total from investment activities..........................      0.04             0.02
                                                              --------        ---------
DIVIDENDS:
  Net investment income.....................................     (0.04)           (0.02)
                                                              --------        ---------
  Total dividends...........................................     (0.04)           (0.02)
                                                              --------        ---------
NET ASSET VALUE, END OF PERIOD..............................     $1.00            $1.00
                                                              --------        ---------
                                                              --------        ---------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................      4.35%            2.30% **
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)..................      $308             $198
  Ratio of expenses to average net assets...................      1.33%            1.51% *
  Ratio of net investment income to average net assets......      4.30%            3.43% *
  Ratio of expenses to average net assets(b)................      1.52%            1.73% *

---------------

(a) Class B commenced operations on October 2, 1998.

(b) During the period certain fees were voluntarily/contractually waived. If such fee waivers had not occurred, the ratio would have been as indicated.

  * Annualized

 ** Not annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                                  FOR THE YEAR ENDED
                                                       ------------------------------------------------------------------------
                                                       MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
INSTITUTIONAL CLASS SHARES                             ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................      $9.79          $9.85          $9.75          $9.75          $9.84
                                                           ------         ------         ------         ------         ------
INVESTMENT ACTIVITIES:
  Net investment income...............................       0.51           0.50           0.54           0.55           0.54
  Net realized and unrealized gains/(losses) from
    investments.......................................      (0.13)         (0.06)          0.10          (0.01)         (0.09)
                                                           ------         ------         ------         ------         ------
  Total from investment activities....................       0.38           0.44           0.64           0.54           0.45
                                                           ------         ------         ------         ------         ------
DIVIDENDS:
  Net investment income...............................      (0.51)         (0.50)         (0.54)         (0.54)         (0.54)
                                                           ------         ------         ------         ------         ------
  Total dividends.....................................      (0.51)         (0.50)         (0.54)         (0.54)         (0.54)
                                                           ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD........................      $9.66          $9.79          $9.85          $9.75          $9.75
                                                           ------         ------         ------         ------         ------
                                                           ------         ------         ------         ------         ------
TOTAL RETURN..........................................       3.94%          4.57%          6.73%          5.70%          4.65%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)............    $87,517       $113,145       $120,203       $126,428       $106,617
  Ratio of expenses to average net assets.............       0.70%          0.69%          0.64%          0.66%          0.71%
  Ratio of net investment income to average net
    assets............................................       5.20%          5.09%          5.53%          5.63%          5.48%
  Ratio of expenses to average net assets.............       0.70%          0.69%          0.64%          0.66%          0.72%(a)
  Portfolio turnover rate*............................      32.29%         49.19%         65.07%         85.21%        120.00%

---------------

(a) During the period certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                                  FOR THE YEAR ENDED
                                                       ------------------------------------------------------------------------
                                                       MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
CLASS A SHARES(a)                                      ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................      $9.79          $9.85          $9.75          $9.75          $9.84
                                                           ------         ------         ------         ------         ------
INVESTMENT ACTIVITIES:
  Net investment income...............................       0.48           0.48           0.52           0.49           0.51
  Net realized and unrealized gains/(losses) from
    investments.......................................      (0.13)         (0.06)          0.10             --          (0.09)
                                                           ------         ------         ------         ------         ------
  Total from investment activities....................       0.35           0.42           0.62           0.49           0.42
                                                           ------         ------         ------         ------         ------
DIVIDENDS:
  Net investment income...............................      (0.48)         (0.48)         (0.52)         (0.49)         (0.51)
                                                           ------         ------         ------         ------         ------
  Total dividends.....................................      (0.48)         (0.48)         (0.52)         (0.49)         (0.51)
                                                           ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD........................      $9.66          $9.79          $9.85          $9.75          $9.75
                                                           ------         ------         ------         ------         ------
                                                           ------         ------         ------         ------         ------
TOTAL RETURN (EXCLUDES SALES CHARGE)..................       3.68%          4.31%          6.48%          5.44%          4.38%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)............     $4,466         $5,596         $3,181         $1,205         $1,477
  Ratio of expenses to average net assets.............       0.95%          0.94%          0.89%          0.87%          0.95%
  Ratio of net investment income to average net
    assets............................................       4.95%          4.82%          5.28%          5.01%          5.23%
  Ratio of expenses to average net assets.............       0.95%          0.94%          0.89%          0.87%          0.96%(b)
  Portfolio turnover rate*............................      32.29%         49.19%         65.07%         85.21%        120.00%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A shares and became subject to a maximum sales charge of 3.00%.

(b) During the period certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                                    FOR THE YEAR ENDED
                                                         ------------------------------------------------------------------------
                                                         MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
INSTITUTIONAL CLASS SHARES                               ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....................     $10.06         $10.34          $9.93          $9.82         $10.11
                                                            -------        -------        -------         ------        -------
Investment Activities:
  Net investment income.................................       0.55           0.54           0.59           0.60           0.56
  Net realized and unrealized gains/(losses) from
    investments.........................................      (0.48)         (0.28)          0.42           0.09          (0.29)
                                                            -------        -------        -------         ------        -------
  Total from investment activities......................       0.07           0.26           1.01           0.69           0.27
                                                            -------        -------        -------         ------        -------
Dividends:
  Net investment income.................................      (0.55)         (0.54)         (0.59)         (0.58)         (0.56)
  In excess of net investment income....................         --             --          (0.01)            --             --
                                                            -------        -------        -------         ------        -------
  Total dividends.......................................      (0.55)         (0.54)         (0.60)         (0.58)         (0.56)
                                                            -------        -------        -------         ------        -------
NET ASSET VALUE, END OF PERIOD..........................      $9.58         $10.06         $10.34          $9.93          $9.82
                                                            -------        -------        -------         ------        -------
                                                            -------        -------        -------         ------        -------
TOTAL RETURN............................................       0.71%          2.47%         10.42%          7.20%          2.66%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)..............   $141,404       $154,916       $118,743        $94,242        $77,677
  Ratio of expenses to average net assets...............       0.75%          0.79%          0.72%          0.86%          0.81%
  Ratio of net investment income to average net
    assets..............................................       5.59%          5.18%          5.78%          6.48%          5.55%
  Ratio of expenses to average net assets(a)............       0.80%          0.84%          0.77%          0.91%          0.86%
  Portfolio turnover rate*..............................      53.19%         74.03%         35.62%         46.23%        183.00%

---------------

(a) During the period certain fees were voluntarily/contractually waived. If such fee waivers had not occurred, the ratio would have been as indicated.

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                                    FOR THE YEAR ENDED
                                                         ------------------------------------------------------------------------
                                                         MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
CLASS A SHARES(a)                                        ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....................    $10.05         $10.34          $9.93          $9.82         $10.11
                                                          --------       --------       --------        -------       --------
INVESTMENT ACTIVITIES:
  Net investment income.................................      0.52           0.52           0.57           0.57           0.54
  Net realized and unrealized gains/(losses) from
    investments.........................................     (0.48)         (0.29)          0.42           0.10          (0.29)
                                                          --------       --------       --------        -------       --------
  Total from investment activities......................      0.04           0.23           0.99           0.67           0.25
                                                          --------       --------       --------        -------       --------
DIVIDENDS:
  Net investment income.................................     (0.52)         (0.52)         (0.57)         (0.56)         (0.54)
  In excess of net investment income....................        --             --          (0.01)            --             --
                                                          --------       --------       --------        -------       --------
  Total dividends.......................................     (0.52)         (0.52)         (0.58)         (0.56)         (0.54)
                                                          --------       --------       --------        -------       --------
NET ASSET VALUE, END OF PERIOD..........................     $9.57         $10.05         $10.34          $9.93          $9.82
                                                          --------       --------       --------        -------       --------
                                                          --------       --------       --------        -------       --------
TOTAL RETURN (EXCLUDES SALES CHARGE)....................      0.45%          2.11%         10.15%          6.92%          2.40%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)..............    $6,139         $8,219         $3,965         $1,465         $2,174
  Ratio of expenses to average net assets...............      1.00%          1.05%          0.97%          1.03%          1.06%
  Ratio of net investment income to average net
    assets..............................................      5.32%          4.92%          5.53%          5.60%          5.30%
  Ratio of expenses to average net assets(b)............      1.05%          1.10%          1.02%          1.08%          1.11%
  Portfolio turnover rate*..............................     53.19%         74.03%         35.62%         46.23%        183.00%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A shares and became subject to a maximum sales charge of 5.25%.

(b) During the period certain fees were voluntarily/contractually waived. If such fee waivers had not occurred, the ratio would have been as indicated.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                          FOR THE          FOR THE
                                                         YEAR ENDED     PERIOD ENDED
                                                        MAY 31, 2000   MAY 31, 1999(a)
CLASS B SHARES                                          ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $10.05          $10.81
                                                         --------      ----------
INVESTMENT ACTIVITIES:
  Net investment income................................      0.45            0.28
  Net realized and unrealized loss from investments....     (0.48)          (0.76)
                                                          -------       ---------
  Total from investment activities.....................     (0.03)          (0.48)
                                                          -------       ---------
DIVIDENDS:
  Net investment income................................     (0.45)          (0.28)
                                                          -------       ---------
  Total dividends......................................     (0.45)          (0.28)
                                                          -------       ---------
NET ASSET VALUE, END OF PERIOD.........................     $9.57          $10.05
                                                          -------      ----------
                                                          -------      ----------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)..............     (0.30%)         (4.54%)***
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands).............       $76             $95
  Ratio of expenses to average net assets..............      1.75%           1.79%**
  Ratio of net investment income to average net
    assets.............................................      4.57%           4.01%**
  Ratio of expenses to average net assets(b)...........      1.80%           1.84%**
  Portfolio turnover rate*.............................     53.19%          74.03%

---------------

(a) Class B commenced operations on October 2, 1998.

(b) During the period certain fees were voluntarily/contractually waived. If such fee waivers had not occurred, the ratio would have been as indicated.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Annualized

*** Not annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                                  FOR THE YEAR ENDED
                                                       ------------------------------------------------------------------------
                                                       MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
INSTITUTIONAL CLASS SHARES                             ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................     $28.18         $24.98         $19.16         $15.29         $12.51
                                                          -------        -------        -------        -------        -------
INVESTMENT ACTIVITIES:
  Net investment income...............................       0.12           0.15           0.19           0.24           0.23
  Net realized and unrealized gain from investments...       1.41           4.30           6.00           4.13           3.29
                                                          -------        -------        -------        -------        -------
  Total from investment activities....................       1.53           4.45           6.19           4.37           3.52
                                                          -------        -------        -------        -------        -------
DIVIDENDS:
  Net investment income...............................      (0.11)         (0.15)         (0.19)         (0.25)         (0.23)
  Net realized gains from investment transactions.....      (0.77)         (1.10)         (0.18)         (0.25)         (0.51)
                                                          -------        -------        -------        -------        -------
  Total dividends.....................................      (0.88)         (1.25)         (0.37)         (0.50)         (0.74)
                                                          -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD........................     $28.83         $28.18         $24.98         $19.16         $15.29
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------
TOTAL RETURN..........................................       5.35%         18.25%         32.53%         29.06%         28.73%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)............   $290,637       $288,804       $259,585       $233,454       $140,144
  Ratio of expenses to average net assets.............       0.87%          0.90%          0.91%          0.83%          0.81%
  Ratio of net investment income to average net
    assets............................................       0.43%          0.58%          0.83%          1.43%          1.65%
  Ratio of expenses to average net assets.............       0.87%          0.90%          0.91%          0.92%(a)       0.91%(a)
  Portfolio turnover rate*............................       8.83%          7.20%          4.78%          1.41%          6.00%

---------------

(a) During the period certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                                  FOR THE YEAR ENDED
                                                       ------------------------------------------------------------------------
                                                       MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
CLASS A SHARES(a)                                      ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................     $28.16         $24.97         $19.16         $15.29         $12.51
                                                          -------        -------        -------        -------        -------
INVESTMENT ACTIVITIES:
  Net investment income...............................       0.05           0.09           0.13           0.20           0.19
  Net realized and unrealized gain from investments...       1.40           4.30           5.99           4.13           3.29
                                                          -------        -------        -------        -------        -------
  Total from investment activities....................       1.45           4.39           6.12           4.33           3.48
                                                          -------        -------        -------        -------        -------
DIVIDENDS:
  Net investment income...............................      (0.06)         (0.10)         (0.13)         (0.21)         (0.19)
  Net realized gains from investment transactions.....      (0.77)         (1.10)         (0.18)         (0.25)         (0.51)
                                                          -------        -------        -------        -------        -------
  Total dividends.....................................      (0.83)         (1.20)         (0.31)         (0.46)         (0.70)
                                                          -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD........................     $28.78         $28.16         $24.97         $19.16         $15.29
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------
TOTAL RETURN (EXCLUDES SALES CHARGE)..................       5.08%         17.92%         32.20%         28.75%         28.42%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)............    $53,777        $59,045        $41,474        $19,531         $9,831
  Ratio of expenses to average net assets.............       1.12%          1.15%          1.16%          1.06%          1.06%
  Ratio of net investment income to average net
    assets............................................       0.18%          0.33%          0.58%          1.18%          1.40%
  Ratio of expenses to average net assets.............       1.12%          1.15%          1.16%          1.14%(b)       1.16%(b)
  Portfolio turnover rate*............................       8.83%          7.20%          4.78%          1.41%          6.00%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A shares and became subject to a maximum sales charge of 5.25%.

(b) During the period certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                      FOR THE          FOR THE
                                                     YEAR ENDED     PERIOD ENDED
                                                    MAY 31, 2000   MAY 31, 1999(a)
CLASS B SHARES                                      ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD...............    $28.08          $23.12
                                                     --------      ----------
INVESTMENT ACTIVITIES:
  Net investment loss..............................     (0.13)          (0.02)
  Net realized and unrealized gain from
    investments....................................      1.37            6.11
                                                     --------      ----------
  Total from investment activities.................      1.24            6.09
                                                     --------      ----------
DIVIDENDS:
  Net investment income............................        --           (0.03)
  Net realized gains from investment
    transactions...................................     (0.77)          (1.10)
                                                     --------      ----------
  Total dividends..................................     (0.77)          (1.13)
                                                     --------      ----------
NET ASSET VALUE, END OF PERIOD.....................    $28.55          $28.08
                                                     --------      ----------
                                                     --------      ----------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)..........      4.31%          26.80%***
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands).........    $7,189          $2,975
  Ratio of expenses to average net assets..........      1.87%           1.88%**
  Ratio of net investment loss to average net
    assets.........................................     (0.57%)         (0.33%)**
  Portfolio turnover rate*.........................      8.83%           7.20%

---------------

(a) Class B commenced operations on October 2, 1998

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Annualized

*** Not annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                                    FOR THE YEAR ENDED
                                                         ------------------------------------------------------------------------
                                                         MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
INSTITUTIONAL CLASS SHARES                               ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....................    $18.61          $20.11         $16.71         $14.05        $11.11
                                                          --------         -------        -------        -------      --------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)..........................     (0.00)**         0.06           0.08           0.13          0.13
  Net realized and unrealized gains/(losses) from
    investments.........................................      1.66           (0.34)          4.40           2.99          3.44
                                                          --------         -------        -------        -------      --------
  Total from investment activities......................      1.66           (0.28)          4.48           3.12          3.57
                                                          --------         -------        -------        -------      --------
DIVIDENDS:
  Net investment income.................................        --           (0.06)         (0.08)         (0.13)        (0.13)
  Net realized gains from investment transactions.......     (3.14)          (1.16)         (1.00)         (0.33)        (0.50)
                                                          --------         -------        -------        -------      --------
  Total dividends.......................................     (3.14)          (1.22)         (1.08)         (0.46)        (0.63)
                                                          --------         -------        -------        -------      --------
NET ASSET VALUE, END OF PERIOD..........................    $17.13          $18.61         $20.11         $16.71        $14.05
                                                          --------         -------        -------        -------      --------
                                                          --------         -------        -------        -------      --------
TOTAL RETURN............................................      8.55%          (1.06%)        27.15%         22.62%        33.06%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)..............   $95,307        $106,330       $168,116       $125,035       $80,704
  Ratio of expenses to average net assets...............      1.11%           1.09%          1.07%          0.92%         0.98%
  Ratio of net investment income/(loss) to average net
    assets..............................................     (0.03%)          0.34%          0.41%          0.89%         1.06%
  Ratio of expenses to average net assets...............      1.11%           1.09%          1.07%          1.06%(a)      1.14%(a)
  Portfolio turnover rate*..............................     56.82%          33.27%         20.48%          7.72%        28.00%

---------------

(a) During the period certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Net Investment Income/(Loss) was less than $ 0.005.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                                   FOR THE YEAR ENDED
                                                        ------------------------------------------------------------------------
                                                        MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
CLASS A SHARES(a)                                       ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $18.59         $20.10         $16.72          $14.05         $11.11
                                                         --------       --------       --------         -------        -------
INVESTMENT ACTIVITIES:
  Net investment income/(loss).........................     (0.05)          0.02           0.03            0.09           0.10
  Net realized and unrealized gains/(losses) from
    investments........................................      1.67          (0.34)          4.39            3.00           3.44
                                                         --------       --------       --------         -------        -------
  Total from investment activities.....................      1.62          (0.32)          4.42            3.09           3.54
                                                         --------       --------       --------         -------        -------
DIVIDENDS:
  Net investment income................................        --          (0.03)         (0.03)          (0.09)         (0.10)
  In excess of net investment income...................        --             --          (0.01)             --             --
  Net realized gains from investment transactions......     (3.14)         (1.16)         (1.00)          (0.33)         (0.50)
                                                         --------       --------       --------         -------        -------
  Total dividends......................................     (3.14)         (1.19)         (1.04)          (0.42)         (0.60)
                                                         --------       --------       --------         -------        -------
NET ASSET VALUE, END OF PERIOD.........................    $17.07         $18.59         $20.10          $16.72         $14.05
                                                         --------       --------       --------         -------        -------
                                                         --------       --------       --------         -------        -------
TOTAL RETURN (EXCLUDES SALES CHARGE)...................      8.27%         (1.31%)        26.82%          22.33%         32.76%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands).............   $16,708        $20,409        $19,298          $5,911         $1,437
  Ratio of expenses to average net assets..............      1.36%          1.35%          1.32%           1.19%          1.23%
  Ratio of net investment income/(loss) to average net
    assets.............................................     (0.28%)         0.10%          0.16%           0.65%          0.79%
  Ratio of expenses to average net assets..............      1.36%          1.35%          1.32%           1.30%(b)       1.39%(b)
  Portfolio turnover rate*.............................     56.82%         33.27%         20.48%           7.72%         28.00%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A shares and became subject to a maximum sales charge of 5.25%.

(b) During the period certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Distribution was less than $ 0.005.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                               FOR THE          FOR THE
                                                              YEAR ENDED     PERIOD ENDED
                                                             MAY 31, 2000   MAY 31, 1999(a)
CLASS B SHARES                                               ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $18.49          $16.40
                                                              --------      ----------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................     (0.11)          (0.06)
  Net realized and unrealized gains from investments........      1.58            3.32
                                                              --------      ----------
  Total from investment activities..........................      1.47            3.26
                                                              --------      ----------
DIVIDENDS:
  Net investment income.....................................        --           (0.01)
  Net realized gains from investment transactions...........     (3.14)          (1.16)
                                                              --------      ----------
  Total dividends...........................................     (3.14)          (1.17)
                                                              --------      ----------
NET ASSET VALUE, END OF PERIOD..............................    $16.82          $18.49
                                                              --------      ----------
                                                              --------      ----------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................      7.37%          20.28%***
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)..................      $449            $138
  Ratio of expenses to average net assets...................      2.13%           2.10%**
  Ratio of net investment loss to average net assets........     (1.07%)         (0.73%)**
  Portfolio turnover rate*..................................     56.82%          33.27%

---------------

(a) Class B commenced operations on October 2, 1998

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Annualized

*** Not annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                  FOR THE YEAR ENDED            FOR THE
                                                              ---------------------------    PERIOD ENDED
                                                              MAY 31, 2000   MAY 31, 1999   MAY 31, 1998(a)
INSTITUTIONAL CLASS SHARES                                    ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $8.13          $9.92           $10.00
                                                                -------        -------        ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................      (0.04)         (0.03)           (0.03)(b)
  Net realized and unrealized gains/(losses) from
    investments.............................................       0.23          (1.68)           (0.05)
                                                                -------        -------        ---------
Total from investment activities............................       0.19          (1.71)           (0.08)
                                                                -------        -------        ---------
DIVIDENDS:
  Net realized gains from investment transactions...........         --          (0.08)              --
                                                                -------        -------        ---------
  Total dividends...........................................         --          (0.08)              --
                                                                -------        -------        ---------
NET ASSET VALUE, END OF PERIOD..............................      $8.32          $8.13            $9.92
                                                                -------        -------        ---------
                                                                -------        -------        ---------
TOTAL RETURN................................................       2.34%        (17.25%)          (0.80%)***
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)..................    $44,031        $54,722          $61,450
  Ratio of expenses to average net assets...................       1.27%          1.40%            1.45%**
  Ratio of net investment loss to average net assets........      (0.45%)        (0.36%)          (0.41%)**
  Ratio of expenses to average net assets...................       1.43%(c)       1.40%            1.45%**
  Portfolio turnover rate*..................................      69.64%         34.52%           12.28%

---------------

(a) Fund commenced operations on October 1, 1997.

(b) Calculated based on average shares during the period.

(c) During the period certain fees were voluntarily/contractually waived. If such fee waivers had not occurred, the ratio would have been as indicated.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                  FOR THE YEAR ENDED            FOR THE
                                                              ---------------------------    PERIOD ENDED
                                                              MAY 31, 2000   MAY 31, 1999   MAY 31, 1998(a)
CLASS A SHARES(c)                                             ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $8.09          $9.91          $10.00
                                                                -------        -------      ----------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................      (0.07)         (0.05)          (0.04)(b)
  Net realized and unrealized gains/(losses) from
    investments.............................................       0.24          (1.69)          (0.05)
                                                                -------        -------      ----------
  Total from investment activities..........................       0.17          (1.74)          (0.09)
                                                                -------        -------      ----------
DIVIDENDS:
  Net realized gains from investment transactions...........         --          (0.08)             --
                                                                -------        -------      ----------
  Total dividends...........................................         --          (0.08)             --
                                                                -------        -------      ----------
NET ASSET VALUE, END OF PERIOD..............................      $8.26          $8.09           $9.91
                                                                -------        -------      ----------
                                                                -------        -------      ----------
TOTAL RETURN (EXCLUDES SALES CHARGE)........................       2.10%        (17.57%)         (0.90%)***
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)..................     $3,967         $5,071          $3,704
  Ratio of expenses to average net assets...................       1.52%          1.65%           1.70%**
  Ratio of net investment loss to average net assets........      (0.70%)        (0.61%)         (0.66%)**
  Ratio of expenses to average net assets...................       1.68%(d)       1.65%           1.70%**
  Portfolio turnover rate*..................................      69.64%         34.52%          12.28%

---------------

(a) Fund commenced operations on October 1, 1997.

(b) Calculated based on average shares during the period.

(c) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A shares and became subject to a maximum sales charge of 5.25%.

(d) During the period certain fees were voluntarily/contractually waived. If such fee waivers had not occurred, the ratio would have been as indicated.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                FOR THE          FOR THE
                                                               YEAR ENDED     PERIOD ENDED
                                                              MAY 31, 2000   MAY 31, 1999(a)
CLASS B SHARES                                                ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $8.06            $7.47
                                                              --------        ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................     (0.14)           (0.05)
  Net realized and unrealized gains from investments........      0.24             0.72
                                                              --------        ---------
  Total from investment activities..........................      0.10             0.67
                                                              --------        ---------
DIVIDENDS:
  Net realized gains from investment transactions...........        --            (0.08)
                                                              --------        ---------
  Total dividends...........................................        --            (0.08)
                                                              --------        ---------
NET ASSET VALUE, END OF PERIOD..............................     $8.16            $8.06
                                                              --------        ---------
                                                              --------        ---------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................      1.24%            8.95%***
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in thousands)..................       $53              $48
  Ratio of expenses to average net assets...................      2.27%            2.40%**
  Ratio of net investment loss to average net assets........     (1.47%)          (1.40%)**
  Ratio of expenses to average net assets...................      2.43%(b)         2.40%**
  Portfolio turnover rate*..................................     69.64%           34.52%

---------------

(a) Class B commenced operations on October 2, 1998.

(b) During the period certain fees were voluntarily/contractually waived. If such fee waivers had not occurred, the ratio would have been as indicated.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Annualized

*** Not annualized

See notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Performance Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Small Cap Equity Fund (separate portfolios constituting the Performance Funds Trust, hereafter referred to as the "Funds") at May 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 21, 2000

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Broad St.
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PR-ANN-5006-5/00

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

ANNUAL REPORT
MAY 31, 2000

INVESTMENT ADVISOR

                                [TRUSTMARK LOGO]
                National Bank
                Performance Funds'
                Investment Advisor

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.